UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

71 S Wacker Dr.

Suite 2500

Chicago, IL 60606,USA

(Address of principal executive offices) (Zip code)

Ryan C. Larrenaga

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, Massachusetts 02210

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, Massachusetts 02210

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 800

Washington, DC 20005

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 634-9200

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report
June 30, 2023 (Unaudited)
Columbia Acorn® Fund
Columbia Acorn International®
Columbia Acorn International SelectSM
Columbia Thermostat FundSM
Columbia Acorn European FundSM
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn Family of Funds   |  Semiannual Report 2023

Fund at a glance
Columbia Acorn® Fund (Unaudited)
Investment objective
Columbia Acorn® Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Erika K. Maschmeyer, CFA
Lead Portfolio Manager since February 2023
Service with Fund since 2016
John L. Emerson, CFA
Portfolio Manager since 2021
Service with Fund since 2003
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2023 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Class A	Excluding sales charges	10/16/00	16.07	21.60	3.16	7.52	12.98
	Including sales charges		9.33	14.58	1.95	6.89	12.86
Advisor Class		11/08/12	16.24	22.01	3.43	7.78	13.33
Class C	Excluding sales charges	10/16/00	15.68	20.73	2.40	6.73	12.13
	Including sales charges		14.68	19.73	2.40	6.73	12.13
Institutional Class		06/10/70	16.28	22.13	3.44	7.82	13.34
Institutional 2 Class		11/08/12	16.38	22.19	3.47	7.85	13.35
Institutional 3 Class		11/08/12	16.29	22.11	3.51	7.90	13.36
Russell 2500 Growth Index			13.38	18.58	7.00	10.38	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2023 prospectus, the Fund’s annual operating expense ratio is 0.83% for Institutional Class shares and 1.08% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the Columbia Wanger Asset Management, LLC (the Investment Manager) and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
Columbia Acorn Family of Funds | Semiannual Report 2023	3

Fund at a glance  (continued)
Columbia Acorn® Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2023)
Common Stocks	95.8
Money Market Funds	3.7
Securities Lending Collateral	0.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	2.2
Consumer Discretionary	18.2
Consumer Staples	2.5
Energy	2.9
Financials	7.1
Health Care	19.4
Industrials	20.9
Information Technology	19.3
Materials	4.6
Real Estate	2.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Acorn Family of Funds | Semiannual Report 2023

Fund at a glance
Columbia Acorn International® (Unaudited)
Investment objective
Columbia Acorn International® (the Fund) seeks long-term capital appreciation.
Portfolio management
Tae Han (Simon) Kim, CFA
Co-Portfolio Manager since 2017
Service with Fund since 2011
Hans F. Stege
Co-Portfolio Manager since 2020
Service with Fund since 2017
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2023 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Class A	Excluding sales charges	10/16/00	13.36	17.43	1.05	3.91	8.47
	Including sales charges		6.85	10.66	-0.14	3.30	8.26
Advisor Class		11/08/12	13.47	17.74	1.31	4.15	8.84
Class C	Excluding sales charges	10/16/00	12.91	16.57	0.29	3.13	7.67
	Including sales charges		11.91	15.57	0.29	3.13	7.67
Institutional Class		09/23/92	13.47	17.75	1.30	4.18	8.85
Institutional 2 Class		08/02/11	13.52	17.80	1.37	4.23	8.86
Institutional 3 Class		11/08/12	13.55	17.81	1.41	4.28	8.88
Class R		08/02/11	13.20	17.16	0.80	3.60	8.19
MSCI ACWI ex USA SMID Cap Growth Index (Net)			8.67	11.29	1.97	5.34	-
MSCI ACWI ex USA SMID Cap Index (Net)			7.48	11.15	2.22	5.14	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2023 prospectus, as supplemented, the Fund’s annual operating expense ratio is 0.98% for Institutional Class shares and 1.23% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the Investment Manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI ACWI ex USA SMID Cap Growth Index (Net) captures a mid- and small-cap representation across 22 developed market countries and 24 emerging market countries.
The MSCI ACWI ex USA SMID Cap Index (Net) captures a mid- and small-cap representation across 22 of 23 developed market countries (excluding the United States) and 24 emerging market countries. The index covers approximately 28% of the free float-adjusted market capitalization in each country.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
Columbia Acorn Family of Funds | Semiannual Report 2023	5

Fund at a glance  (continued)
Columbia Acorn International® (Unaudited)
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	4.5
Consumer Discretionary	5.5
Consumer Staples	3.5
Energy	2.3
Financials	6.6
Health Care	13.9
Industrials	28.5
Information Technology	24.4
Materials	5.1
Real Estate	5.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2023)
Australia	4.5
Brazil	1.6
Canada	7.3
China	2.8
Denmark	2.4
Finland	2.1
France	2.0
Germany	6.8
India	1.1
Italy	2.6
Japan	17.5
Mexico	4.1
Netherlands	3.7
New Zealand	1.2
Norway	0.5
South Korea	2.7
Spain	0.3
Sweden	9.1
Switzerland	3.4
Taiwan	6.3
United Kingdom	13.7
United States(a)	2.8
Vietnam	1.5
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

6	Columbia Acorn Family of Funds | Semiannual Report 2023

Fund at a glance
Columbia Acorn International SelectSM (Unaudited)
Investment objective
Columbia Acorn International SelectSM (the Fund) seeks long-term capital appreciation.
Portfolio management
Stephen Kusmierczak, CFA
Lead Portfolio Manager or Co-Portfolio Manager since 2016
Service with Fund since 2001
Hans F. Stege
Co-Portfolio Manager since 2019
Service with Fund since 2017
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2023 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Class A	Excluding sales charges	10/16/00	13.21	12.02	1.40	4.39	7.11
	Including sales charges		6.68	5.58	0.21	3.77	6.85
Advisor Class		11/08/12	13.33	12.32	1.66	4.66	7.43
Class C	Excluding sales charges	10/16/00	12.79	11.16	0.64	3.60	6.30
	Including sales charges		11.79	10.16	0.64	3.60	6.30
Institutional Class		11/23/98	13.37	12.35	1.66	4.67	7.44
Institutional 2 Class		11/08/12	13.41	12.45	1.75	4.75	7.47
Institutional 3 Class		11/08/12	13.46	12.50	1.80	4.80	7.49
MSCI ACWI ex USA Growth Index (Net)			10.70	13.26	4.06	5.61	-
MSCI ACWI ex USA Index (Net)			9.47	12.72	3.52	4.75	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2023 prospectus, the Fund’s annual operating expense ratio is 0.99% for Institutional Class shares and 1.24% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the Investment Manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI ACWI ex USA Growth Index (Net) captures a large- and mid-cap representation across 22 developed market countries and 24 emerging market countries.
The MSCI ACWI ex USA Index (Net) captures a large- and mid-cap representation across 22 of 23 developed market countries (excluding the United States) and 24 emerging market countries. The index covers approximately 85% of the global equity opportunity set outside the United States.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
Columbia Acorn Family of Funds | Semiannual Report 2023	7

Fund at a glance  (continued)
Columbia Acorn International SelectSM (Unaudited)
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	5.9
Consumer Discretionary	6.0
Consumer Staples	4.1
Financials	4.6
Health Care	14.3
Industrials	35.7
Information Technology	24.1
Materials	2.9
Real Estate	2.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2023)
Australia	3.1
Brazil	2.6
Canada	2.8
China	7.5
Finland	3.6
France	2.1
Germany	2.9
Italy	2.4
Japan	18.6
Mexico	2.4
Netherlands	3.9
New Zealand	2.3
Sweden	13.7
Switzerland	9.0
Taiwan	7.1
United Kingdom	12.4
United States(a)	3.6
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

8	Columbia Acorn Family of Funds | Semiannual Report 2023

Fund at a glance
Columbia Thermostat FundSM (Unaudited)
Investment objective
Columbia Thermostat FundSM (the Fund) seeks long-term capital appreciation.
Portfolio management
Alex M. Rivas
Portfolio Manager since 2022
Service with Fund since 2018
Corey Lorenzen, CFA
Portfolio Manager since February 2023
Service with Fund since February 2023
Effective February 2023, Anwiti Bahuguna no longer serves as a Portfolio Manager of the Fund.
Average annual total returns (%) (for the period ended June 30, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Class A	Excluding sales charges	03/03/03	6.24	5.36	7.66	5.84	6.88
	Including sales charges		0.10	-0.70	6.40	5.22	6.57
Advisor Class		11/08/12	6.38	5.70	7.95	6.11	7.15
Class C	Excluding sales charges	03/03/03	5.77	4.53	6.86	5.05	6.08
	Including sales charges		4.77	3.53	6.86	5.05	6.08
Institutional Class		09/25/02	6.36	5.60	7.93	6.11	7.15
Institutional 2 Class		11/08/12	6.37	5.67	7.99	6.14	7.17
Institutional 3 Class		11/08/12	6.39	5.73	8.03	6.18	7.19
Blended Benchmark			9.32	9.18	6.79	7.32	-
S&P 500® Index			16.89	19.59	12.31	12.86	-
Bloomberg U.S. Aggregate Bond Index			2.09	-0.94	0.77	1.52	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2023 prospectus, the Fund’s annual operating expense ratio is 0.60% for Institutional Class shares and 0.85% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the Investment Manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Fund’s performance prior to May 1, 2018 reflects returns achieved following a principal investment strategy pursuant to which day-to-day investment decisions for the Fund were made according to only one potential form of predetermined asset allocation table.  Since May 1, 2018, the Fund has followed a principal investment strategy that calls for the Investment Manager, on at least an annual basis, to determine whether the Fund’s assets should be allocated according to one of two different forms of allocation table based on the Investment Manager’s assessment of the equity market.
From the Fund’s inception through April 30, 2020, the asset allocation table in place reflected the Investment Manager’s determination that the equity market was “expensive”. For a one-year period from May 1, 2020 through April 30, 2021, the Fund switched to the "normal" equity market table with a 50% equity floor because the Fund’s portfolio managers determined the market to be "normal." On May 1, 2021, the Fund moved back to the asset allocation table that was in place from the Fund’s inception in 2002 through April 30, 2020 based on the portfolio managers’ determination that the equity market is currently "expensive." On May 2, 2022 (since May 1, 2022 fell on a Sunday), based on the S&P 500® Index’s cyclically adjusted price-to-earnings ratio, the Investment Manager determined that the Fund will remain in an “expensive market” classification, with stock allocations ranging from 10%-90%.
The Blended Benchmark, established by the Investment Manager, is an equally weighted custom composite of the Fund’s primary equity and primary debt benchmarks, the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The percentage of the Fund’s assets allocated to underlying stock and bond portfolio funds will vary, and accordingly the composition of the Fund’s portfolio will not always reflect the composition of the Blended Benchmark.
Columbia Acorn Family of Funds | Semiannual Report 2023	9

Fund at a glance  (continued)
Columbia Thermostat FundSM (Unaudited)
The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.
The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
Portfolio breakdown (%) (at June 30, 2023)
Equity Funds	22.6
Exchange-Traded Equity Funds	2.5
Exchange-Traded Fixed Income Funds	7.5
Fixed Income Funds	67.3
Money Market Funds	0.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
10	Columbia Acorn Family of Funds | Semiannual Report 2023

Fund at a glance
Columbia Acorn European FundSM (Unaudited)
Investment objective
Columbia Acorn European FundSM (the Fund) seeks long-term capital appreciation.
Portfolio management
Stephen Kusmierczak, CFA
Portfolio Manager or Co-Portfolio Manager since 2011
Service with Fund since 2011
Sebastien Pigeon, CFA
Co-Portfolio Manager since 2021
Service with Fund since 2015
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2023 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Class A	Excluding sales charges	08/19/11	16.50	18.39	4.84	7.32	8.37
	Including sales charges		9.79	11.57	3.60	6.69	7.83
Advisor Class		06/25/14	16.67	18.66	5.09	7.61	8.65
Class C	Excluding sales charges	08/19/11	16.07	17.55	4.05	6.53	7.57
	Including sales charges		15.07	16.55	4.05	6.53	7.57
Institutional Class		08/19/11	16.66	18.72	5.10	7.60	8.64
Institutional 2 Class		11/08/12	16.68	18.77	5.17	7.65	8.69
Institutional 3 Class		03/01/17	16.71	18.83	5.20	7.66	8.69
MSCI AC Europe Small Cap Index (Net)			7.73	12.11	1.58	6.65	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2023 prospectus, the Fund’s annual operating expense ratio is 1.20% for Institutional Class shares and 1.45% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the Investment Manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI AC Europe Small Cap Index (Net) captures a small-cap representation across 20 markets in Europe. The index covers approximately 14% of the free float-adjusted market capitalization across each market country in Europe.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
Columbia Acorn Family of Funds | Semiannual Report 2023	11

Fund at a glance  (continued)
Columbia Acorn European FundSM (Unaudited)
Equity sector breakdown (%) (at June 30, 2023)
Communication Services	6.4
Consumer Discretionary	1.5
Consumer Staples	4.6
Financials	6.4
Health Care	12.9
Industrials	38.4
Information Technology	25.4
Materials	2.1
Real Estate	2.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2023)
Denmark	4.4
Finland	2.8
France	4.0
Germany	11.2
Italy	8.3
Netherlands	7.6
Norway	1.1
Spain	0.8
Sweden	18.5
Switzerland	7.2
United Kingdom	24.1
United States(a)	10.0
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

12	Columbia Acorn Family of Funds | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As a shareholder, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees, and other Fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Funds during the period. The actual and hypothetical information in the tables is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Funds’ actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Funds’ actual return) and then applies the Funds’ actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Funds bear directly, Columbia Thermostat FundSM’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column in the “Fund of Funds” table.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Funds with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Acorn® Fund
Class A	1,000.00	1,000.00	1,160.70	1,019.45	5.93	5.54	1.10
Advisor Class	1,000.00	1,000.00	1,162.40	1,020.74	4.53	4.23	0.84
Class C	1,000.00	1,000.00	1,156.80	1,015.71	9.95	9.30	1.85
Institutional Class	1,000.00	1,000.00	1,162.80	1,020.69	4.58	4.28	0.85
Institutional 2 Class	1,000.00	1,000.00	1,163.80	1,020.84	4.42	4.13	0.82
Institutional 3 Class	1,000.00	1,000.00	1,162.90	1,021.09	4.15	3.88	0.77
Columbia Acorn Family of Funds | Semiannual Report 2023	13

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Acorn International®
Class A	1,000.00	1,000.00	1,133.60	1,018.80	6.54	6.19	1.23
Advisor Class	1,000.00	1,000.00	1,134.70	1,020.04	5.22	4.94	0.98
Class C	1,000.00	1,000.00	1,129.10	1,015.06	10.51	9.95	1.98
Institutional Class	1,000.00	1,000.00	1,134.70	1,020.04	5.22	4.94	0.98
Institutional 2 Class	1,000.00	1,000.00	1,135.20	1,020.34	4.90	4.63	0.92
Institutional 3 Class	1,000.00	1,000.00	1,135.50	1,020.54	4.69	4.43	0.88
Class R	1,000.00	1,000.00	1,132.00	1,017.55	7.87	7.44	1.48
Columbia Acorn International SelectSM
Class A	1,000.00	1,000.00	1,132.10	1,018.80	6.54	6.19	1.23
Advisor Class	1,000.00	1,000.00	1,133.30	1,020.04	5.21	4.94	0.98
Class C	1,000.00	1,000.00	1,127.90	1,015.06	10.50	9.95	1.98
Institutional Class	1,000.00	1,000.00	1,133.70	1,020.04	5.21	4.94	0.98
Institutional 2 Class	1,000.00	1,000.00	1,134.10	1,020.59	4.63	4.38	0.87
Institutional 3 Class	1,000.00	1,000.00	1,134.60	1,020.84	4.36	4.13	0.82
Columbia Acorn European FundSM
Class A	1,000.00	1,000.00	1,165.00	1,017.65	7.88	7.34	1.46
Advisor Class	1,000.00	1,000.00	1,166.70	1,018.90	6.54	6.09	1.21
Class C	1,000.00	1,000.00	1,160.70	1,013.91	11.91	11.10	2.21
Institutional Class	1,000.00	1,000.00	1,166.60	1,018.90	6.54	6.09	1.21
Institutional 2 Class	1,000.00	1,000.00	1,166.80	1,019.20	6.21	5.79	1.15
Institutional 3 Class	1,000.00	1,000.00	1,167.10	1,019.35	6.05	5.64	1.12
Fund of Funds—Columbia Thermostat FundSM
January 1, 2023 — June 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,062.40	1,022.49	2.52	2.47	0.49	4.37	4.29	0.85
Advisor Class	1,000.00	1,000.00	1,063.80	1,023.73	1.23	1.21	0.24	3.09	3.03	0.60
Class C	1,000.00	1,000.00	1,057.70	1,018.75	6.36	6.24	1.24	8.21	8.05	1.60
Institutional Class	1,000.00	1,000.00	1,063.60	1,023.73	1.23	1.21	0.24	3.09	3.03	0.60
Institutional 2 Class	1,000.00	1,000.00	1,063.70	1,023.93	1.03	1.01	0.20	2.88	2.83	0.56
Institutional 3 Class	1,000.00	1,000.00	1,063.90	1,024.13	0.82	0.81	0.16	2.68	2.62	0.52
Expenses paid during the period are equal to the annualized expense ratio, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Except with respect to Columbia Thermostat FundSM, expenses do not include any fees and expenses incurred indirectly by a Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).
In the case of Columbia Thermostat FundSM, effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly by the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds in which it invests using the expense ratio of each class of each underlying fund as of the underlying fund’s most recent shareholder report.
Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses for the Funds, account value at the end of the period would have been reduced.
14	Columbia Acorn Family of Funds | Semiannual Report 2023

Portfolio of Investments
Columbia Acorn® Fund, June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.4%
Issuer	Shares	Value ($)
Communication Services 2.1%
Entertainment 1.3%
Take-Two Interactive Software, Inc.(a)	245,137	36,074,361
Media 0.8%
Trade Desk, Inc. (The), Class A(a)	302,471	23,356,811
Total Communication Services		59,431,172
Consumer Discretionary 17.4%
Auto Components 0.8%
Dorman Products, Inc.(a)	306,296	24,145,314
Broadline Retail 0.6%
Etsy, Inc.(a)	188,582	15,955,923
Distributors 2.1%
Pool Corp.	161,797	60,615,628
Diversified Consumer Services 2.5%
Bright Horizons Family Solutions, Inc.(a)	774,869	71,636,639
Hotels, Restaurants & Leisure 4.7%
Churchill Downs, Inc.	484,353	67,407,407
Planet Fitness, Inc., Class A(a)	292,244	19,708,935
Wingstop, Inc.	167,448	33,516,392
Xponential Fitness, Inc., Class A(a)	714,063	12,317,587
Total		132,950,321
Household Durables 2.6%
Skyline Champion Corp.(a)	720,249	47,140,297
TopBuild Corp.(a)	96,298	25,617,194
Total		72,757,491
Specialty Retail 4.1%
Boot Barn Holdings, Inc.(a)	163,994	13,888,652
Five Below, Inc.(a)	254,749	50,068,368
Williams-Sonoma, Inc.	417,450	52,239,693
Total		116,196,713
Total Consumer Discretionary		494,258,029
Consumer Staples 2.3%
Consumer Staples Distribution & Retail 1.7%
BJ’s Wholesale Club Holdings, Inc.(a)	779,880	49,140,239
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.6%
WD-40 Co.	92,809	17,508,418
Total Consumer Staples		66,648,657
Energy 2.8%
Energy Equipment & Services 0.4%
ChampionX Corp.	190,698	5,919,266
Helix Energy Solutions Group, Inc.(a)	694,945	5,128,694
Total		11,047,960
Oil, Gas & Consumable Fuels 2.4%
Antero Resources Corp.(a)	869,005	20,013,185
Diamondback Energy, Inc.	332,378	43,661,174
HF Sinclair Corp.	111,005	4,951,933
Total		68,626,292
Total Energy		79,674,252
Financials 6.8%
Banks 1.6%
Lakeland Financial Corp.	274,942	13,340,186
Pinnacle Financial Partners, Inc.	284,221	16,101,119
Western Alliance Bancorp(b)	446,923	16,299,282
Total		45,740,587
Capital Markets 3.2%
Ares Management Corp., Class A	290,199	27,960,674
GCM Grosvenor, Inc., Class A(c)	3,845,236	28,993,079
Houlihan Lokey, Inc., Class A	352,831	34,686,816
Total		91,640,569
Insurance 2.0%
Ryan Specialty Holdings, Inc., Class A(a)	1,243,118	55,803,567
Total Financials		193,184,723
Health Care 18.5%
Biotechnology 4.3%
Exact Sciences Corp.(a)	592,743	55,658,568
Natera, Inc.(a)	981,531	47,761,298
Sarepta Therapeutics, Inc.(a)	159,118	18,222,193
Total		121,642,059
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2023	15

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.0%
Glaukos Corp.(a)	168,928	12,029,363
Inspire Medical Systems, Inc.(a)	118,753	38,551,974
Insulet Corp.(a)	43,268	12,475,895
Outset Medical, Inc.(a)	1,010,186	22,092,768
Total		85,150,000
Health Care Providers & Services 2.4%
Amedisys, Inc.(a)	328,152	30,006,219
Chemed Corp.	60,999	33,041,328
P3 Health Partners, Inc., Class A(a),(c)	2,228,791	6,664,085
Total		69,711,632
Life Sciences Tools & Services 8.1%
Bio-Techne Corp.	977,663	79,806,631
DNA Script(a),(d),(e),(f)	1,139	325,360
Maravai LifeSciences Holdings, Inc., Class A(a)	1,398,751	17,386,475
Repligen Corp.(a)	381,011	53,897,816
Stevanato Group SpA	369,920	11,978,010
West Pharmaceutical Services, Inc.	171,109	65,444,059
Total		228,838,351
Pharmaceuticals 0.7%
Catalent, Inc.(a)	443,232	19,218,540
Total Health Care		524,560,582
Industrials 19.9%
Aerospace & Defense 3.1%
Axon Enterprise, Inc.(a)	224,310	43,767,367
Curtiss-Wright Corp.	248,800	45,694,608
Total		89,461,975
Building Products 0.9%
Simpson Manufacturing Co., Inc.	174,572	24,178,222
Commercial Services & Supplies 1.4%
Casella Waste Systems, Inc., Class A(a)	425,809	38,514,424
Construction & Engineering 1.9%
WillScot Mobile Mini Holdings Corp.(a)	1,139,853	54,473,575
Electrical Equipment 3.1%
AMETEK, Inc.	101,859	16,488,935
Common Stocks (continued)
Issuer	Shares	Value ($)
Atkore, Inc.(a)	286,636	44,698,018
Generac Holdings, Inc.(a)	175,176	26,123,997
Total		87,310,950
Machinery 2.5%
Middleby Corp. (The)(a)	212,211	31,371,152
SPX Technologies, Inc.(a)	466,402	39,630,178
Total		71,001,330
Professional Services 5.6%
Exponent, Inc.	243,683	22,740,497
ICF International, Inc.	305,843	38,043,811
KBR, Inc.	557,921	36,298,340
Paycom Software, Inc.	192,558	61,857,332
Total		158,939,980
Trading Companies & Distributors 1.4%
SiteOne Landscape Supply, Inc.(a)	245,756	41,129,724
Total Industrials		565,010,180
Information Technology 18.4%
Communications Equipment 1.4%
Calix, Inc.(a)	776,124	38,736,349
Electronic Equipment, Instruments & Components 1.0%
CDW Corp.	158,311	29,050,069
IT Services 3.3%
Endava PLC, ADR(a)	300,336	15,554,401
Globant SA(a)	116,887	21,006,932
MongoDB, Inc.(a)	56,474	23,210,249
VeriSign, Inc.(a)	148,403	33,534,626
Total		93,306,208
Semiconductors & Semiconductor Equipment 3.0%
Lattice Semiconductor Corp.(a)	352,007	33,817,313
Marvell Technology, Inc.	338,240	20,219,987
Monolithic Power Systems, Inc.	31,191	16,850,314
Wolfspeed, Inc.(a)	234,061	13,011,451
Total		83,899,065

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Acorn Family of Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 9.1%
Atlassian Corp., Class A(a)	220,155	36,944,211
Bentley Systems, Inc., Class B	664,801	36,052,158
DoubleVerify Holdings, Inc.(a)	420,250	16,356,130
HubSpot, Inc.(a)	73,817	39,277,287
Sprout Social, Inc., Class A(a)	1,158,764	53,488,546
Workiva, Inc., Class A(a)	349,156	35,495,199
Zscaler, Inc.(a)	289,999	42,426,854
Total		260,040,385
Technology Hardware, Storage & Peripherals 0.6%
Super Micro Computer, Inc.(a)	65,497	16,325,127
Total Information Technology		521,357,203
Materials 4.4%
Chemicals 2.2%
Albemarle Corp.	110,523	24,656,576
Avient Corp.	935,008	38,241,827
Total		62,898,403
Construction Materials 0.7%
Vulcan Materials Co.	88,212	19,886,513
Containers & Packaging 1.5%
Avery Dennison Corp.	249,222	42,816,340
Total Materials		125,601,256
Real Estate 2.8%
Real Estate Management & Development 2.8%
Colliers International Group, Inc.	549,818	53,986,629
CoStar Group, Inc.(a)	118,077	10,508,853
FirstService Corp.	95,098	14,653,651
Total		79,149,133
Total Real Estate		79,149,133
Total Common Stocks (Cost $2,289,124,395)		2,708,875,187

Securities Lending Collateral 0.5%
Issuer	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 4.997%(g),(h)	15,100,000	15,100,000
Total Securities Lending Collateral (Cost $15,100,000)		15,100,000

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(c),(g)	104,427,883	104,386,112
Total Money Market Funds (Cost $104,372,918)		104,386,112
Total Investments in Securities (Cost: $2,408,597,313)		2,828,361,299
Obligation to Return Collateral for Securities Loaned		(15,100,000)
Other Assets & Liabilities, Net		27,784,710
Net Assets		2,841,046,009

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2023	17

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at June 30, 2023. The total market value of securities on loan at June 30, 2023 was $14,588,000.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	75,773,186	451,873,765*	(423,269,036)	8,197	104,386,112	(28,562)	2,151,967	104,427,883
GCM Grosvenor, Inc., Class A
	24,820,677	4,727,432*	—	(555,030)	28,993,079	—	740,319	3,845,236
P3 Health Partners, Inc., Class A†
	4,600,000	1,461,177*	(4,288,225)	20,400,000	—	(2,434,850)	—	—
Total	105,193,863			19,853,167	133,379,191	(2,463,412)	2,892,286

*	Includes the effect of affiliated issuers acquired in the fund reorganization.
†	Issuer was not an affiliate at the end of period.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2023, the total value of these securities amounted to $325,360, which represents 0.01% of total net assets.
(e)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At June 30, 2023, the total market value of these securities amounted to $325,360, which represents 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	1,139	993,179	325,360

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(h)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Investment Manager’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Acorn Family of Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2023 (Unaudited)
Fair value measurements  (continued)
The Board of Trustees has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its Valuation Committee (the Committee) to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the valuation policies and procedures approved by the Board of Trustees (the Policies).
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the Investment Manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Investment Manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	59,431,172	—	—	59,431,172
Consumer Discretionary	494,258,029	—	—	494,258,029
Consumer Staples	66,648,657	—	—	66,648,657
Energy	79,674,252	—	—	79,674,252
Financials	193,184,723	—	—	193,184,723
Health Care	524,235,222	—	325,360	524,560,582
Industrials	565,010,180	—	—	565,010,180
Information Technology	521,357,203	—	—	521,357,203
Materials	125,601,256	—	—	125,601,256
Real Estate	79,149,133	—	—	79,149,133
Total Common Stocks	2,708,549,827	—	325,360	2,708,875,187
Securities Lending Collateral	15,100,000	—	—	15,100,000
Money Market Funds	104,386,112	—	—	104,386,112
Total Investments in Securities	2,828,035,939	—	325,360	2,828,361,299
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2023	19

Portfolio of Investments
Columbia Acorn International®, June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Australia 4.5%
carsales.com Ltd.	1,015,596	16,240,999
IDP Education Ltd.	1,824,567	27,019,679
Pro Medicus Ltd.	457,106	20,117,569
Total		63,378,247
Brazil 1.6%
TOTVS SA	3,662,008	23,028,082
Canada 7.3%
Altus Group Ltd.	607,490	20,144,960
ARC Resources Ltd.	1,341,934	17,899,206
CCL Industries, Inc., Class B	299,479	14,721,323
Osisko Gold Royalties Ltd.	1,770,131	27,205,033
Richelieu Hardware Ltd.	276,302	8,739,048
Whitecap Resources, Inc.	1,942,995	13,596,198
Total		102,305,768
China 2.8%
China Meidong Auto Holdings Ltd.	9,078,000	10,519,639
Shenzhou International Group Holdings Ltd.	1,741,100	16,722,350
Silergy Corp.	977,000	12,170,679
Total		39,412,668
Denmark 2.4%
ALK-Abello A/S(a)	1,329,967	14,531,539
Netcompany Group AS(a)	471,997	19,554,061
Total		34,085,600
Finland 2.1%
Valmet OYJ	1,051,632	29,273,755
France 2.0%
Edenred	262,248	17,566,511
Robertet SA	11,095	10,097,125
Total		27,663,636
Germany 6.8%
Amadeus Fire AG	77,512	9,457,164
Eckert & Ziegler Strahlen- und Medizintechnik AG	347,570	13,809,491
Hypoport SE(a)	119,825	21,897,132
Jenoptik AG	710,326	24,403,531
Nemetschek SE	277,184	20,693,662
Common Stocks (continued)
Issuer	Shares	Value ($)
Tonies SE, Class A(a)	892,941	4,758,189
Total		95,019,169
India 1.1%
Astral Ltd.	107,201	2,597,252
Cholamandalam Investment and Finance Co., Ltd.	103,627	1,445,773
ICICI Prudential Life Insurance Co., Ltd.(a)	1,527,395	10,679,034
Total		14,722,059
Italy 2.6%
Amplifon SpA	773,371	28,367,101
Carel Industries SpA	274,770	8,279,185
Total		36,646,286
Japan 17.4%
Aruhi Corp.	985,000	6,764,668
Daiseki Co., Ltd.	1,058,819	29,934,593
Disco Corp.	142,000	22,513,532
Fuso Chemical Co., Ltd.	572,700	18,013,661
Hikari Tsushin, Inc.	222,928	31,997,263
Hoshizaki Corp.	909,000	32,635,519
Insource Co., Ltd.	1,143,900	9,444,891
Milbon Co., Ltd.	200,900	6,876,915
Obic Co., Ltd.	91,300	14,654,418
Recruit Holdings Co., Ltd.	908,600	28,998,282
Simplex Holdings, Inc.	821,600	15,058,225
Solasto Corp.	2,012,300	9,322,469
Suntory Beverage & Food Ltd.	302,600	10,969,771
Yamaha Corp.	178,500	6,875,968
Total		244,060,175
Mexico 4.1%
Corporación Inmobiliaria Vesta SAB de CV	12,095,476	39,260,656
Grupo Aeroportuario del Centro Norte SAB de CV	1,302,846	13,852,776
La Comer SAB de CV	1,877,705	4,069,805
Total		57,183,237
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Acorn Family of Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Columbia Acorn International®, June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 3.7%
BE Semiconductor Industries NV	151,820	16,465,508
IMCD NV	230,066	33,109,028
Vivoryon Therapeutics NV(a)	118,612	1,598,951
Total		51,173,487
New Zealand 1.2%
Fisher & Paykel Healthcare Corp., Ltd.	1,075,004	16,187,139
Norway 0.5%
AutoStore Holdings Ltd.(a),(b)	3,294,326	7,211,251
South Korea 2.7%
Jeisys Medical, Inc.(a)	2,611,263	20,573,825
KEPCO Plant Service & Engineering Co., Ltd.	396,859	10,081,067
Koh Young Technology, Inc.	548,479	6,460,392
Total		37,115,284
Spain 0.3%
Befesa SA	118,565	4,531,091
Sweden 9.1%
AddTech AB, B Shares	1,536,975	33,519,026
Dometic Group AB	1,594,678	10,516,310
Hexagon AB, Class B	3,748,276	46,105,010
Munters Group AB	1,570,947	17,838,862
Sectra AB, Class B(a)	1,124,844	18,872,465
Total		126,851,673
Switzerland 3.4%
Belimo Holding AG, Registered Shares	56,717	28,347,874
Inficon Holding AG	16,427	19,849,080
Total		48,196,954
Taiwan 6.3%
Parade Technologies Ltd.	882,000	30,574,649
Sinbon Electronics Co., Ltd.	2,047,000	24,319,148
Universal Vision Biotechnology Co., Ltd.(a)	1,105,550	15,100,176
Voltronic Power Technology Corp.	291,408	18,429,226
Total		88,423,199
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 13.7%
Abcam PLC, ADR(a)	909,716	22,260,751
Auto Trader Group PLC	2,424,562	18,825,572
Diploma PLC	189,215	7,181,996
Genus PLC	455,892	12,563,662
Halma PLC	711,700	20,600,415
Intermediate Capital Group PLC	1,439,091	25,225,510
Rentokil Initial PLC	2,244,634	17,550,141
Rightmove PLC	4,185,562	27,805,753
Safestore Holdings PLC	1,812,581	19,619,564
Spirax-Sarco Engineering PLC	149,106	19,652,798
Total		191,286,162
United States 1.9%
Inter Parfums, Inc.	199,101	26,924,428
Vietnam 1.5%
Asia Commercial Bank JSC	7,791,324	7,312,619
FPT Corp.	3,747,643	13,689,148
Total		21,001,767
Total Common Stocks (Cost $1,074,643,913)		1,385,681,117

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(c),(d)	11,816,720	11,811,993
Total Money Market Funds (Cost $11,810,302)		11,811,993
Total Investments in Securities (Cost $1,086,454,215)		1,397,493,110
Other Assets & Liabilities, Net		1,998,623
Net Assets		$1,399,491,733

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2023	21

Portfolio of Investments   (continued)
Columbia Acorn International®, June 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2023, the total value of these securities amounted to $7,211,251, which represents 0.52% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	10,828,339	190,990,962	(190,007,938)	630	11,811,993	(9,849)	1,165,563	11,816,720
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Investment Manager’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Board of Trustees has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its Valuation Committee (the Committee) to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the valuation policies and procedures approved by the Board of Trustees (the Policies).
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the Investment Manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Investment Manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	63,378,247	—	63,378,247
Brazil	23,028,082	—	—	23,028,082
Canada	102,305,768	—	—	102,305,768
China	—	39,412,668	—	39,412,668
Denmark	—	34,085,600	—	34,085,600
Finland	—	29,273,755	—	29,273,755
France	—	27,663,636	—	27,663,636
Germany	—	95,019,169	—	95,019,169
India	—	14,722,059	—	14,722,059
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Acorn Family of Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Columbia Acorn International®, June 30, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Italy	—	36,646,286	—	36,646,286
Japan	—	244,060,175	—	244,060,175
Mexico	57,183,237	—	—	57,183,237
Netherlands	—	51,173,487	—	51,173,487
New Zealand	—	16,187,139	—	16,187,139
Norway	—	7,211,251	—	7,211,251
South Korea	—	37,115,284	—	37,115,284
Spain	—	4,531,091	—	4,531,091
Sweden	—	126,851,673	—	126,851,673
Switzerland	—	48,196,954	—	48,196,954
Taiwan	—	88,423,199	—	88,423,199
United Kingdom	22,260,751	169,025,411	—	191,286,162
United States	26,924,428	—	—	26,924,428
Vietnam	—	21,001,767	—	21,001,767
Total Common Stocks	231,702,266	1,153,978,851	—	1,385,681,117
Money Market Funds	11,811,993	—	—	11,811,993
Total Investments in Securities	243,514,259	1,153,978,851	—	1,397,493,110
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2023	23

Portfolio of Investments
Columbia Acorn International SelectSM, June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Australia 3.1%
IDP Education Ltd.	498,540	7,382,787
Brazil 2.6%
TOTVS SA	986,407	6,202,898
Canada 2.8%
CCL Industries, Inc., Class B	136,368	6,703,366
China 7.5%
NetEase, Inc., ADR	71,975	6,959,263
Shenzhou International Group Holdings Ltd.	691,600	6,642,454
Silergy Corp.	338,000	4,210,532
Total		17,812,249
Finland 3.6%
Valmet OYJ	307,318	8,554,658
France 2.1%
Edenred	74,262	4,974,392
Germany 2.9%
Nemetschek SE	93,206	6,958,459
Italy 2.4%
Amplifon SpA	157,413	5,773,879
Japan 18.6%
Disco Corp.	49,000	7,768,754
Hikari Tsushin, Inc.	36,400	5,224,559
Hoshizaki Corp.	228,700	8,210,939
Obic Co., Ltd.	35,300	5,665,947
Recruit Holdings Co., Ltd.	395,800	12,632,093
Suntory Beverage & Food Ltd.	135,100	4,897,607
Total		44,399,899
Mexico 2.4%
Corporación Inmobiliaria Vesta SAB de CV	1,738,756	5,643,821
Netherlands 4.0%
IMCD NV	65,412	9,413,506
New Zealand 2.3%
Fisher & Paykel Healthcare Corp., Ltd.	370,117	5,573,128
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 13.6%
AddTech AB, B Shares	255,748	5,577,465
Hexagon AB, Class B	1,004,254	12,352,650
Sectra AB, Class B(a)	626,135	10,505,199
Sweco AB, Class B	374,103	4,121,982
Total		32,557,296
Switzerland 9.0%
Belimo Holding AG, Registered Shares	19,272	9,632,389
Lonza Group AG, Registered Shares	19,693	11,770,758
Total		21,403,147
Taiwan 7.1%
Parade Technologies Ltd.	225,000	7,799,655
Voltronic Power Technology Corp.	142,852	9,034,247
Total		16,833,902
United Kingdom 12.4%
Diploma PLC	182,137	6,913,338
Halma PLC	195,633	5,662,668
Intermediate Capital Group PLC	328,569	5,759,414
Rightmove PLC	1,021,675	6,787,247
Spirax-Sarco Engineering PLC	34,471	4,543,423
Total		29,666,090
United States 2.0%
Inter Parfums, Inc.	35,799	4,841,099
Total Common Stocks (Cost $200,277,577)		234,694,576

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(b),(c)	3,638,306	3,636,850
Total Money Market Funds (Cost $3,636,487)		3,636,850
Total Investments in Securities (Cost $203,914,064)		238,331,426
Other Assets & Liabilities, Net		276,988
Net Assets		$238,608,414
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Acorn Family of Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, June 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	2,143,192	42,961,530	(41,468,218)	346	3,636,850	(270)	114,525	3,638,306
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Investment Manager’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Board of Trustees has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its Valuation Committee (the Committee) to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the valuation policies and procedures approved by the Board of Trustees (the Policies).
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the Investment Manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Investment Manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	7,382,787	—	7,382,787
Brazil	6,202,898	—	—	6,202,898
Canada	6,703,366	—	—	6,703,366
China	6,959,263	10,852,986	—	17,812,249
Finland	—	8,554,658	—	8,554,658
France	—	4,974,392	—	4,974,392
Germany	—	6,958,459	—	6,958,459
Italy	—	5,773,879	—	5,773,879
Japan	—	44,399,899	—	44,399,899
Mexico	5,643,821	—	—	5,643,821
Netherlands	—	9,413,506	—	9,413,506
New Zealand	—	5,573,128	—	5,573,128
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2023	25

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, June 30, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Sweden	—	32,557,296	—	32,557,296
Switzerland	—	21,403,147	—	21,403,147
Taiwan	—	16,833,902	—	16,833,902
United Kingdom	—	29,666,090	—	29,666,090
United States	4,841,099	—	—	4,841,099
Total Common Stocks	30,350,447	204,344,129	—	234,694,576
Money Market Funds	3,636,850	—	—	3,636,850
Total Investments in Securities	33,987,297	204,344,129	—	238,331,426
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Acorn Family of Funds | Semiannual Report 2023

Portfolio of Investments
Columbia Thermostat FundSM, June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 22.5%
	Shares	Value ($)
International 2.5%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	2,808,909	34,661,942
U.S. Large Cap 17.5%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,877,110	87,550,464
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	3,643,048	87,469,589
Columbia Large Cap Index Fund, Institutional 3 Class(a)	1,422,565	70,047,077
Total		245,067,130
U.S. Small Cap 2.5%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	1,547,675	34,652,444
Total Equity Funds (Cost $278,530,968)		314,381,516

Exchange-Traded Equity Funds 2.5%

U.S. Large Cap 2.5%
Columbia Research Enhanced Core ETF(a)	1,356,993	35,075,691
Total Exchange-Traded Equity Funds (Cost $30,553,930)		35,075,691

Exchange-Traded Fixed Income Funds 7.5%

Multisector 7.5%
Columbia Diversified Fixed Income Allocation ETF(a)	5,928,332	104,397,927
Total Exchange-Traded Fixed Income Funds (Cost $114,430,578)		104,397,927

Fixed Income Funds 67.2%
	Shares	Value ($)
Investment Grade 67.2%
Columbia Corporate Income Fund, Institutional 3 Class(a)	11,742,013	104,738,755
Columbia Quality Income Fund, Institutional 3 Class(a)	11,842,694	207,839,282
Columbia Total Return Bond Fund, Institutional 3 Class(a)	8,716,402	261,317,718
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	36,379,483	364,886,215
Total		938,781,970
Total Fixed Income Funds (Cost $1,002,545,873)		938,781,970

Money Market Funds 0.1%

Columbia Short-Term Cash Fund, 5.323%(a),(c)	1,554,219	1,553,597
Total Money Market Funds (Cost $1,553,441)		1,553,597
Total Investments in Securities (Cost: $1,427,614,790)		1,394,190,701
Other Assets & Liabilities, Net		3,383,461
Net Assets		1,397,574,162
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Acorn® Fund, Institutional 3 Class
	20,526,610	28,341,323	(47,869,698)	(998,235)	—	—	4,610,957	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	30,404,160	131,213,941	(85,732,959)	11,665,322	87,550,464	—	4,070,566	—	2,877,110
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2023	27

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, June 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Corporate Income Fund, Institutional 3 Class
	114,873,896	45,039,030	(62,678,524)	7,504,353	104,738,755	—	(5,678,123)	2,157,717	11,742,013
Columbia Diversified Fixed Income Allocation ETF
	115,127,713	45,045,012	(63,009,361)	7,234,563	104,397,927	—	(5,718,711)	1,563,919	5,928,332
Columbia Emerging Markets Fund, Institutional 3 Class
	20,889,634	56,515,557	(44,754,552)	2,011,303	34,661,942	—	2,353,675	—	2,808,909
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	30,435,205	133,014,631	(83,646,982)	7,666,735	87,469,589	1,115,970	4,774,984	193,248	3,643,048
Columbia Large Cap Index Fund, Institutional 3 Class
	61,073,643	141,145,997	(140,555,857)	8,383,294	70,047,077	2,118,267	6,520,516	166,783	1,422,565
Columbia Quality Income Fund, Institutional 3 Class
	230,219,391	97,231,418	(137,969,425)	18,357,898	207,839,282	—	(21,023,699)	3,835,277	11,842,694
Columbia Research Enhanced Core ETF
	20,231,103	55,615,585	(44,160,404)	3,389,407	35,075,691	—	1,956,040	—	1,356,993
Columbia Select Mid Cap Value Fund, Institutional 3 Class
	20,582,824	29,766,266	(45,987,280)	(4,361,810)	—	—	5,564,362	95,470	—
Columbia Short Term Bond Fund, Institutional 3 Class
	172,099,694	50,641,529	(228,529,199)	5,787,976	—	—	(4,228,570)	2,342,611	—
Columbia Short-Term Cash Fund, 5.323%
	3,993,005	78,413,069	(80,852,632)	155	1,553,597	—	(866)	138,776	1,554,219
Columbia Small Cap Index Fund, Institutional 3 Class
	—	49,513,283	(16,852,181)	1,991,342	34,652,444	688,301	914,722	20,313	1,547,675
Columbia Total Return Bond Fund, Institutional 3 Class
	114,885,482	248,727,755	(120,739,819)	18,444,300	261,317,718	—	(18,589,443)	2,892,321	8,716,402
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	401,455,944	168,558,658	(226,831,038)	21,702,651	364,886,215	—	(19,551,589)	4,477,143	36,379,483
Total	1,356,798,304			108,779,254	1,394,190,701	3,922,538	(44,025,179)	17,883,578

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2023.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include mutual funds whose net asset values are published each day.
The Board of Trustees has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its Valuation Committee (the Committee) to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the valuation policies and procedures approved by the Board of Trustees (the Policies).
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Acorn Family of Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, June 30, 2023 (Unaudited)
Fair value measurements  (continued)
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the Investment Manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Investment Manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	314,381,516	—	—	314,381,516
Exchange-Traded Equity Funds	35,075,691	—	—	35,075,691
Exchange-Traded Fixed Income Funds	104,397,927	—	—	104,397,927
Fixed Income Funds	938,781,970	—	—	938,781,970
Money Market Funds	1,553,597	—	—	1,553,597
Total Investments in Securities	1,394,190,701	—	—	1,394,190,701
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2023	29

Portfolio of Investments
Columbia Acorn European FundSM, June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.5%
Issuer	Shares	Value ($)
Denmark 4.5%
ALK-Abello A/S(a)	94,165	1,028,869
Netcompany Group AS(a),(b)	48,956	2,028,167
Total		3,057,036
Finland 2.9%
Valmet OYJ	71,068	1,978,285
France 4.2%
Edenred	21,903	1,467,158
Robertet SA	1,490	1,355,991
Total		2,823,149
Germany 11.5%
Amadeus Fire AG	8,961	1,093,323
Eckert & Ziegler Strahlen- und Medizintechnik AG	17,751	705,275
Hypoport SE(a)	4,937	902,200
Jenoptik AG	48,584	1,669,123
Nemetschek SE	19,409	1,449,013
Washtec AG	50,990	1,992,809
Total		7,811,743
Italy 8.6%
Amplifon SpA	63,401	2,325,537
Carel Industries SpA	99,487	2,997,675
Intercos SpA	28,072	471,735
Total		5,794,947
Netherlands 7.8%
Argenx SE(a)	1,726	673,133
BE Semiconductor Industries NV	19,030	2,063,882
IMCD NV	17,885	2,573,848
Total		5,310,863
Norway 1.1%
AutoStore Holdings Ltd.(a),(c)	352,936	772,574
Spain 0.8%
Befesa SA	14,559	556,388
Sweden 19.1%
AddTech AB, B Shares	142,708	3,112,239
Dometic Group AB	149,242	984,196
Hexagon AB, Class B	242,376	2,981,303
Common Stocks (continued)
Issuer	Shares	Value ($)
Munters Group AB	222,726	2,529,161
Sectra AB, Class B(a)	149,696	2,511,577
Sweco AB, Class B	72,177	795,269
Total		12,913,745
Switzerland 7.4%
Belimo Holding AG, Registered Shares	4,442	2,220,168
Inficon Holding AG	1,248	1,507,984
Kardex Holding AG	5,772	1,298,176
Total		5,026,328
United Kingdom 24.8%
Auto Trader Group PLC	256,649	1,992,758
Diploma PLC	67,193	2,550,432
Genus PLC	44,751	1,233,267
Halma PLC	66,509	1,925,127
Intermediate Capital Group PLC	103,102	1,807,252
Rentokil Initial PLC	192,043	1,501,528
Rightmove PLC	327,432	2,175,214
Safestore Holdings PLC	137,594	1,489,332
Spirax-Sarco Engineering PLC	16,459	2,169,365
Total		16,844,275
United States 3.8%
Inter Parfums, Inc.	18,780	2,539,619
Total Common Stocks (Cost $44,367,766)		65,428,952

Securities Lending Collateral 2.7%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.997%(d),(e)	1,848,000	1,848,000
Total Securities Lending Collateral (Cost $1,848,000)		1,848,000

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Acorn Family of Funds | Semiannual Report 2023

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, June 30, 2023 (Unaudited)
Money Market Funds 3.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(d),(f)	2,635,494	2,634,439
Total Money Market Funds (Cost $2,634,176)		2,634,439
Total Investments in Securities (Cost $48,849,942)		69,911,391
Obligation to Return Collateral for Securities Loaned		(1,848,000)
Other Assets & Liabilities, Net		(241,651)
Net Assets		$67,821,740
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at June 30, 2023. The total market value of securities on loan at June 30, 2023 was $1,820,641.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2023, the total value of these securities amounted to $772,574, which represents 1.14% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(e)	Investment made with cash collateral received from securities lending activity.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	1,602,880	12,113,859	(11,082,529)	229	2,634,439	(158)	51,361	2,635,494
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Investment Manager’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Board of Trustees has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its Valuation Committee (the Committee) to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the valuation policies and procedures approved by the Board of Trustees (the Policies).
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the Investment Manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Investment Manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2023	31

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, June 30, 2023 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Denmark	—	3,057,036	—	3,057,036
Finland	—	1,978,285	—	1,978,285
France	—	2,823,149	—	2,823,149
Germany	—	7,811,743	—	7,811,743
Italy	—	5,794,947	—	5,794,947
Netherlands	—	5,310,863	—	5,310,863
Norway	—	772,574	—	772,574
Spain	—	556,388	—	556,388
Sweden	—	12,913,745	—	12,913,745
Switzerland	—	5,026,328	—	5,026,328
United Kingdom	—	16,844,275	—	16,844,275
United States	2,539,619	—	—	2,539,619
Total Common Stocks	2,539,619	62,889,333	—	65,428,952
Securities Lending Collateral	1,848,000	—	—	1,848,000
Money Market Funds	2,634,439	—	—	2,634,439
Total Investments in Securities	7,022,058	62,889,333	—	69,911,391
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Acorn Family of Funds | Semiannual Report 2023

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn International SelectSM
Assets
Investments in securities, at value*
Unaffiliated issuers (cost $2,267,412,547, $1,074,643,913, $200,277,577, respectively)	$2,694,982,108	$1,385,681,117	$234,694,576
Affiliated issuers (cost $141,184,766, $11,810,302, $3,636,487, respectively)	133,379,191	11,811,993	3,636,850
Receivable for:
Investments sold	58,299,071	—	—
Capital shares sold	211,137	198,861	74,619
Dividends	1,058,695	2,288,848	382,382
Securities lending income	16,741	—	—
Foreign tax reclaims	10,387	2,009,354	580,202
Expense reimbursement due from Investment Manager	4,195	3,709	2,048
Prepaid expenses	29,676	13,362	2,403
Trustees’ deferred compensation plan	188	—	—
Other assets	—	3,680	—
Total assets	2,887,991,389	1,402,010,924	239,373,080
Liabilities
Foreign currency (cost $—, $ 28,231, $8,230, respectively)	—	28,299	8,247
Due upon return of securities on loan	15,100,000	—	—
Payable for:
Investments purchased	26,260,883	—	—
Capital shares redeemed	1,321,809	529,870	464,668
Investment advisory fee	53,201	31,439	5,737
Distribution and/or service fees	4,277	1,213	931
Transfer agent fees	240,275	115,610	32,379
Administration fees	3,867	1,893	322
Trustees’ fees	3,810,719	1,716,147	178,437
Compensation of chief compliance officer	306	—	—
Other expenses	150,043	94,720	73,945
Total liabilities	46,945,380	2,519,191	764,666
Net assets applicable to outstanding capital stock	$2,841,046,009	$1,399,491,733	$238,608,414
Represented by
Paid in capital	3,008,466,568	1,198,827,895	234,266,677
Total distributable earnings (loss)	(167,420,559)	200,663,838	4,341,737
Total - representing net assets applicable to outstanding capital stock	$2,841,046,009	$1,399,491,733	$238,608,414
* Includes the value of securities on loan	14,588,000	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2023	33

Statement of Assets and Liabilities  (continued)
June 30, 2023 (Unaudited)
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn International SelectSM
Class A
Net assets	$588,363,867	$159,510,733	$133,060,606
Shares outstanding	82,234,592	6,594,696	5,448,153
Net asset value per share(a)	$7.15	$24.19	$24.42
Maximum sales charge	5.75%	5.75%	5.75%
Maximum offering price per share(b) (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$7.59	$25.67	$25.91
Advisor Class
Net assets	$37,326,411	$5,787,208	$1,000,592
Shares outstanding	3,300,312	233,747	39,746
Net asset value per share(c)	$11.31	$24.76	$25.17
Class C
Net assets	$10,258,077	$3,953,178	$1,138,846
Shares outstanding	1,029,551	183,023	52,693
Net asset value per share(a)	$9.96	$21.60	$21.61
Institutional Class
Net assets	$2,145,714,996	$969,098,910	$86,248,270
Shares outstanding	205,784,293	39,800,720	3,459,475
Net asset value per share(c)	$10.43	$24.35	$24.93
Institutional 2 Class
Net assets	$28,228,995	$92,131,282	$7,164,498
Shares outstanding	2,453,513	3,784,308	284,268
Net asset value per share(c)	$11.51	$24.35	$25.20
Institutional 3 Class
Net assets	$31,153,663	$166,954,026	$9,995,602
Shares outstanding	2,661,089	6,732,365	396,617
Net asset value per share(c)	$11.71	$24.80	$25.20
Class R
Net assets	$—	$2,056,396	$—
Shares outstanding	—	85,330	—
Net asset value per share(c)	$—	$24.10	$—

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)	On sales of $50,000 or more the offering price is reduced.
(c)	Redemption price per share is equal to net asset value.
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Acorn Family of Funds | Semiannual Report 2023

Statement of Assets and Liabilities  (continued)
June 30, 2023 (Unaudited)
	Columbia Thermostat FundSM	Columbia Acorn European FundSM
Assets
Investments in securities, at value*
Unaffiliated issuers (cost $—, $46,215,766, respectively)	$—	$67,276,952
Affiliated issuers (cost $1,427,614,790, $2,634,176, respectively)	1,394,190,701	2,634,439
Receivable for:
Investments sold	5,412,851	—
Capital shares sold	1,546,550	5,322
Dividends	2,724,958	107,772
Securities lending income	—	1,352
Foreign tax reclaims	—	209,411
Expense reimbursement due from Investment Manager	2,549	834
Prepaid expenses	17,481	669
Other assets	8,371	2,943
Total assets	1,403,903,461	70,239,694
Liabilities
Due upon return of securities on loan	—	1,848,000
Payable for:
Investments purchased	2,699,850	—
Capital shares redeemed	3,077,498	507,680
Investment advisory fee	3,822	2,196
Distribution and/or service fees	6,411	279
Transfer agent fees	132,889	8,922
Administration fees	1,911	92
Trustees’ fees	319,897	22,286
Compensation of chief compliance officer	20	—
Other expenses	87,001	28,499
Total liabilities	6,329,299	2,417,954
Net assets applicable to outstanding capital stock	$1,397,574,162	$67,821,740
Represented by
Paid in capital	1,580,406,871	65,046,582
Total distributable earnings (loss)	(182,832,709)	2,775,158
Total - representing net assets applicable to outstanding capital stock	$1,397,574,162	$67,821,740
* Includes the value of securities on loan	—	1,820,641
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2023	35

Statement of Assets and Liabilities  (continued)
June 30, 2023 (Unaudited)
	Columbia Thermostat FundSM	Columbia Acorn European FundSM
Class A
Net assets	$452,899,807	$32,022,558
Shares outstanding	29,737,662	1,333,668
Net asset value per share(a)	$15.23	$24.01
Maximum sales charge	5.75%	5.75%
Maximum offering price per share(b) (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$16.16	$25.47
Advisor Class
Net assets	$67,745,487	$1,635,174
Shares outstanding	4,496,866	67,144
Net asset value per share(c)	$15.07	$24.35
Class C
Net assets	$121,661,556	$2,354,719
Shares outstanding	7,954,473	102,201
Net asset value per share(a)	$15.29	$23.04
Institutional Class
Net assets	$651,417,394	$28,696,876
Shares outstanding	43,566,067	1,184,509
Net asset value per share(c)	$14.95	$24.23
Institutional 2 Class
Net assets	$91,702,842	$3,061,197
Shares outstanding	6,076,924	124,702
Net asset value per share(c)	$15.09	$24.55
Institutional 3 Class
Net assets	$12,147,076	$51,216
Shares outstanding	806,467	2,119
Net asset value per share(c)	$15.06	$24.17

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)	On sales of $50,000 or more the offering price is reduced.
(c)	Redemption price per share is equal to net asset value.
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Acorn Family of Funds | Semiannual Report 2023

Statement of Operations
Six Months Ended June 30, 2023 (Unaudited)
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn International SelectSM
Net investment income
Income:
Dividends — unaffiliated issuers	$6,450,678	$12,820,515	$2,104,096
Dividends — affiliated issuers	2,892,286	1,165,563	114,525
Income from securities lending — net	52,617	51,892	3,146
European Union tax reclaim	—	7,139	—
Foreign taxes withheld	(23,879)	(1,142,161)	(110,789)
Total income	9,371,702	12,902,948	2,110,978
Expenses:
Investment advisory fee	9,236,725	5,790,030	1,071,073
Distribution and/or service fees
Class A	695,933	201,987	167,103
Class C	47,393	21,481	5,703
Class R	—	5,318	—
Transfer agent fees
Class A	233,262	87,213	133,159
Advisor Class	12,559	4,532	996
Class C	3,972	2,308	1,136
Institutional Class	840,012	520,418	85,920
Institutional 2 Class	7,135	24,431	2,290
Institutional 3 Class	1,476	4,664	328
Class R	—	1,148	—
Administration fees	669,029	349,104	60,173
Trustees’ fees	695,628	354,659	25,053
Custodian fees	7,880	101,145	18,298
Printing and postage fees	72,753	48,369	39,472
Registration fees	49,061	54,651	46,424
Accounting services fees	15,169	54,826	15,971
Legal fees	292,959	152,145	26,385
Compensation of chief compliance officer	7,847	4,269	733
Other	100,428	49,088	13,235
Total expenses	12,989,221	7,831,786	1,713,452
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(956,534)	(862,395)	(368,947)
Fees waived by transfer agent
Institutional 2 Class	—	(5,286)	—
Institutional 3 Class	—	(3,128)	—
Total net expenses	12,032,687	6,960,977	1,344,505
Net investment income (loss)	(2,660,985)	5,941,971	766,473
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(20,234,115)	39,705,659	(3,225,363)
Investments — affiliated issuers	(2,463,412)	(9,849)	(270)
Foreign currency translations	—	(416,933)	(44,941)
Futures contracts	—	(853,823)	—
Net realized gain (loss)	(22,697,527)	38,425,054	(3,270,574)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	407,523,772	128,949,029	32,257,631
Investments — affiliated issuers	19,853,167	630	346
Foreign currency translations	—	12,295	18,373
Net change in unrealized appreciation (depreciation)	427,376,939	128,961,954	32,276,350
Net realized and unrealized gain	404,679,412	167,387,008	29,005,776
Net increase in net assets resulting from operations	$402,018,427	$173,328,979	$29,772,249
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2023	37

Statement of Operations  (continued)
Six Months Ended June 30, 2023 (Unaudited)
	Columbia Thermostat FundSM	Columbia Acorn European FundSM
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$866,243
Dividends — affiliated issuers	17,883,578	51,361
Income from securities lending — net	—	4,119
Foreign taxes withheld	—	(96,497)
Total income	17,883,578	825,226
Expenses:
Investment advisory fee	691,173	415,834
Distribution and/or service fees
Class A	569,814	39,513
Class C	625,299	12,402
Transfer agent fees
Class A	215,444	18,545
Advisor Class	33,768	820
Class C	59,119	1,453
Institutional Class	297,125	18,334
Institutional 2 Class	22,777	920
Institutional 3 Class	689	5
Administration fees	345,586	17,472
Trustees’ fees	122,135	6,372
Custodian fees	1,249	7,542
Printing and postage fees	51,187	12,173
Registration fees	61,685	45,959
Accounting services fees	5,704	14,954
Legal fees	151,207	7,819
Line of credit interest	836	2,859
Compensation of chief compliance officer	4,150	228
Other	54,943	7,477
Total expenses	3,313,890	630,681
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(452,447)	(157,129)
Fees waived by transfer agent
Institutional 2 Class	—	(365)
Institutional 3 Class	—	(3)
Total net expenses	2,861,443	473,184
Net investment income	15,022,135	352,042
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	—	517,623
Investments — affiliated issuers	(44,025,179)	(158)
Capital gain distributions from underlying affiliated funds	3,922,538	—
Foreign currency translations	—	(36,408)
Net realized gain (loss)	(40,102,641)	481,057
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	—	10,265,573
Investments — affiliated issuers	108,779,254	229
Foreign currency translations	—	6,033
Net change in unrealized appreciation (depreciation)	108,779,254	10,271,835
Net realized and unrealized gain	68,676,613	10,752,892
Net increase in net assets resulting from operations	$83,698,748	$11,104,934
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Acorn Family of Funds | Semiannual Report 2023

Statement of Changes in Net Assets
	Columbia Acorn® Fund		Columbia Acorn International®
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income (loss)	$(2,660,985)	$(10,216,388)	$5,941,971	$14,743,604
Net realized gain (loss)	(22,697,527)	(553,193,202)	38,425,054	(58,190,952)
Net change in unrealized appreciation (depreciation)	427,376,939	(912,966,508)	128,961,954	(733,741,487)
Net increase (decrease) in net assets resulting from operations	402,018,427	(1,476,376,098)	173,328,979	(777,188,835)
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(41,011,712)	—	(5,361,144)
Advisor Class	—	(1,229,726)	—	(168,978)
Class C	—	(608,986)	—	(185,732)
Institutional Class	—	(106,713,651)	—	(31,799,977)
Institutional 2 Class	—	(1,365,961)	—	(2,796,677)
Institutional 3 Class	—	(3,270,753)	—	(4,521,218)
Class R	—	—	—	(65,963)
Total distributions to shareholders	—	(154,200,789)	—	(44,899,689)
Decrease in net assets from capital stock activity	(50,221,538)	(408,797,663)	(58,563,659)	(232,973,136)
Total increase (decrease) in net assets	351,796,889	(2,039,374,550)	114,765,320	(1,055,061,660)
Net assets at beginning of period	2,489,249,120	4,528,623,670	1,284,726,413	2,339,788,073
Net assets at end of period	$2,841,046,009	$2,489,249,120	$1,399,491,733	$1,284,726,413
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2023	39

Statement of Changes in Net Assets   (continued)
	Columbia Acorn International SelectSM		Columbia Thermostat FundSM
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$766,473	$1,822,552	$15,022,135	$29,395,963
Net realized loss	(3,270,574)	(26,914,409)	(40,102,641)	(119,348,015)
Net change in unrealized appreciation (depreciation)	32,276,350	(143,819,490)	108,779,254	(168,613,098)
Net increase (decrease) in net assets resulting from operations	29,772,249	(168,911,347)	83,698,748	(258,565,150)
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(5,779,291)	(769,707)	(13,588,692)
Advisor Class	—	(51,312)	(119,455)	(3,137,330)
Class C	—	(57,732)	(205,549)	(2,912,905)
Institutional Class	—	(3,890,418)	(1,125,900)	(20,546,977)
Institutional 2 Class	—	(975,433)	(156,942)	(3,327,846)
Institutional 3 Class	—	(506,064)	(20,516)	(337,655)
Total distributions to shareholders	—	(11,260,250)	(2,398,069)	(43,851,405)
Decrease in net assets from capital stock activity	(18,377,319)	(72,701,020)	(38,711,780)	(416,791,137)
Total increase (decrease) in net assets	11,394,930	(252,872,617)	42,588,899	(719,207,692)
Net assets at beginning of period	227,213,484	480,086,101	1,354,985,263	2,074,192,955
Net assets at end of period	$238,608,414	$227,213,484	$1,397,574,162	$1,354,985,263
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Acorn Family of Funds | Semiannual Report 2023

Statement of Changes in Net Assets   (continued)
	Columbia Acorn European FundSM
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations
Net investment income	$352,042	$390,348
Net realized gain (loss)	481,057	(15,549,185)
Net change in unrealized appreciation (depreciation)	10,271,835	(60,748,194)
Net increase (decrease) in net assets resulting from operations	11,104,934	(75,907,031)
Decrease in net assets from capital stock activity	(16,919,951)	(64,395,632)
Total decrease in net assets	(5,815,017)	(140,302,663)
Net assets at beginning of period	73,636,757	213,939,420
Net assets at end of period	$67,821,740	$73,636,757
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2023	41

Statement of Changes in Net Assets   (continued)
	Columbia Acorn® Fund				Columbia Acorn International®
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022		June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	987,380	6,678,300	3,841,202	27,530,049	135,647	3,201,670	417,699	10,032,981
Fund reorganization	4,316,137	29,090,226	—	—	—	—	—	—
Distributions reinvested	—	—	5,676,330	37,236,731	—	—	226,394	5,150,468
Shares redeemed	(7,665,035)	(51,564,606)	(16,825,830)	(118,360,587)	(649,751)	(15,281,248)	(2,035,521)	(46,371,623)
Net decrease	(2,361,518)	(15,796,080)	(7,308,298)	(53,593,807)	(514,104)	(12,079,578)	(1,391,428)	(31,188,174)
Advisor Class
Shares sold	218,041	2,305,238	521,853	5,802,489	155,960	3,709,647	133,125	2,888,745
Fund reorganization	1,525,071	16,226,961	—	—	—	—	—	—
Distributions reinvested	—	—	101,973	1,054,403	—	—	7,277	168,978
Shares redeemed	(698,308)	(7,648,503)	(949,277)	(10,134,232)	(226,710)	(5,634,497)	(110,258)	(2,607,879)
Net increase (decrease)	1,044,804	10,883,696	(325,451)	(3,277,340)	(70,750)	(1,924,850)	30,144	449,844
Class C
Shares sold	81,561	775,959	130,090	1,338,904	95,690	2,001,177	24,534	566,274
Fund reorganization	74,005	694,892	—	—	—	—	—	—
Distributions reinvested	—	—	64,371	592,861	—	—	9,069	185,720
Shares redeemed	(188,622)	(1,761,006)	(920,653)	(8,750,945)	(125,410)	(2,635,703)	(176,264)	(3,789,782)
Net decrease	(33,056)	(290,155)	(726,192)	(6,819,180)	(29,720)	(634,526)	(142,661)	(3,037,788)
Institutional Class
Shares sold	1,147,967	11,180,440	3,404,616	34,714,184	387,174	9,174,361	2,161,892	49,621,347
Fund reorganization	10,743,676	105,395,547	—	—	—	—	—	—
Distributions reinvested	—	—	10,327,259	98,418,808	—	—	1,159,396	26,480,610
Shares redeemed	(14,105,378)	(137,676,390)	(45,679,386)	(461,943,597)	(2,826,814)	(66,770,348)	(12,972,429)	(296,525,222)
Net decrease	(2,213,735)	(21,100,403)	(31,947,511)	(328,810,605)	(2,439,640)	(57,595,987)	(9,651,141)	(220,423,265)
Institutional 2 Class
Shares sold	136,527	1,465,027	543,152	6,139,315	203,982	4,893,024	925,676	22,125,006
Fund reorganization	378,826	4,102,688	—	—	—	—	—	—
Distributions reinvested	—	—	129,844	1,365,961	—	—	48,905	1,116,012
Shares redeemed	(431,369)	(4,627,806)	(1,684,638)	(18,199,954)	(152,115)	(3,580,318)	(1,060,983)	(24,110,868)
Net increase (decrease)	83,984	939,909	(1,011,642)	(10,694,678)	51,867	1,312,706	(86,402)	(869,850)
Institutional 3 Class
Shares sold	2,856,100	29,891,688	8,597,429	90,011,192	1,301,590	29,367,259	3,157,192	74,140,786
Fund reorganization	756,498	8,336,673	—	—	—	—	—	—
Distributions reinvested	—	—	304,164	3,254,550	—	—	151,936	3,530,989
Shares redeemed	(5,713,781)	(63,086,866)	(9,111,813)	(98,867,795)	(691,400)	(16,727,094)	(2,507,211)	(55,246,843)
Net increase (decrease)	(2,101,183)	(24,858,505)	(210,220)	(5,602,053)	610,190	12,640,165	801,917	22,424,932
Class R
Shares sold	—	—	—	—	7,334	172,626	13,918	319,569
Distributions reinvested	—	—	—	—	—	—	2,902	65,963
Shares redeemed	—	—	—	—	(19,535)	(454,215)	(30,471)	(714,367)
Net decrease	—	—	—	—	(12,201)	(281,589)	(13,651)	(328,835)
Total net decrease	(5,580,704)	(50,221,538)	(41,529,314)	(408,797,663)	(2,404,358)	(58,563,659)	(10,453,222)	(232,973,136)
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Acorn Family of Funds | Semiannual Report 2023

Statement of Changes in Net Assets   (continued)
	Columbia Acorn International SelectSM				Columbia Thermostat FundSM
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022		June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	42,399	1,012,223	164,236	4,018,820	1,338,844	19,957,796	4,779,635	74,320,265
Distributions reinvested	—	—	221,041	5,355,805	46,991	712,386	854,305	12,622,769
Shares redeemed	(387,872)	(9,224,662)	(1,227,506)	(29,435,787)	(3,019,839)	(45,049,489)	(10,973,721)	(168,238,979)
Net decrease	(345,473)	(8,212,439)	(842,229)	(20,061,162)	(1,634,004)	(24,379,307)	(5,339,781)	(81,295,945)
Advisor Class
Shares sold	3,827	95,878	2,601	75,193	652,237	9,641,574	2,848,884	43,186,337
Distributions reinvested	—	—	2,056	51,217	7,933	118,919	213,969	3,128,499
Shares redeemed	(5,700)	(140,099)	(30,779)	(738,678)	(1,552,615)	(22,825,176)	(7,914,592)	(119,461,531)
Net decrease	(1,873)	(44,221)	(26,122)	(612,268)	(892,445)	(13,064,683)	(4,851,739)	(73,146,695)
Class C
Shares sold	2,301	48,555	5,905	133,531	451,011	6,779,228	1,908,866	30,241,005
Distributions reinvested	—	—	2,663	57,570	12,675	193,041	182,360	2,729,808
Shares redeemed	(6,266)	(130,468)	(19,273)	(417,002)	(1,267,884)	(19,001,936)	(4,418,887)	(67,545,215)
Net decrease	(3,965)	(81,913)	(10,705)	(225,901)	(804,198)	(12,029,667)	(2,327,661)	(34,574,402)
Institutional Class
Shares sold	81,584	1,967,114	249,962	6,149,181	6,762,306	98,952,198	13,490,772	206,555,299
Distributions reinvested	—	—	140,836	3,474,436	61,377	913,278	1,162,441	16,843,875
Shares redeemed	(252,328)	(6,149,565)	(1,200,621)	(28,390,658)	(5,908,658)	(86,344,714)	(26,101,191)	(392,930,550)
Net increase (decrease)	(170,744)	(4,182,451)	(809,823)	(18,767,041)	915,025	13,520,762	(11,447,978)	(169,531,376)
Institutional 2 Class
Shares sold	9,745	237,973	57,386	1,552,892	940,921	13,891,762	2,306,144	35,639,654
Distributions reinvested	—	—	39,142	975,433	10,449	156,942	227,328	3,327,846
Shares redeemed	(140,661)	(3,425,296)	(1,107,129)	(27,154,884)	(1,228,479)	(18,115,526)	(6,232,497)	(93,772,730)
Net decrease	(130,916)	(3,187,323)	(1,010,601)	(24,626,559)	(277,109)	(4,066,822)	(3,699,025)	(54,805,230)
Institutional 3 Class
Shares sold	14,605	355,648	81,296	2,018,245	285,020	4,219,594	241,620	3,652,789
Distributions reinvested	—	—	20,303	505,535	1,364	20,440	23,163	336,817
Shares redeemed	(121,672)	(3,024,620)	(388,252)	(10,931,869)	(198,100)	(2,932,097)	(473,981)	(7,427,095)
Net increase (decrease)	(107,067)	(2,668,972)	(286,653)	(8,408,089)	88,284	1,307,937	(209,198)	(3,437,489)
Total net decrease	(760,038)	(18,377,319)	(2,986,133)	(72,701,020)	(2,604,447)	(38,711,780)	(27,875,382)	(416,791,137)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2023	43

Statement of Changes in Net Assets   (continued)
	Columbia Acorn European FundSM
	Six Months Ended		Year Ended
	June 30, 2023 (Unaudited)		December 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	157,114	3,657,259	499,655	12,080,215
Shares redeemed	(225,503)	(5,271,018)	(1,088,987)	(24,655,242)
Net decrease	(68,389)	(1,613,759)	(589,332)	(12,575,027)
Advisor Class
Shares sold	21,217	505,190	25,378	563,008
Shares redeemed	(9,703)	(231,318)	(61,288)	(1,400,836)
Net increase (decrease)	11,514	273,872	(35,910)	(837,828)
Class C
Shares sold	11,539	253,781	14,975	413,475
Shares redeemed	(28,860)	(649,124)	(114,266)	(2,516,468)
Net decrease	(17,321)	(395,343)	(99,291)	(2,102,993)
Institutional Class
Shares sold	86,085	1,999,492	620,948	15,491,624
Shares redeemed	(745,915)	(16,927,034)	(2,102,704)	(51,583,730)
Net decrease	(659,830)	(14,927,542)	(1,481,756)	(36,092,106)
Institutional 2 Class
Shares sold	9,453	226,826	783,511	22,322,468
Shares redeemed	(20,849)	(486,917)	(1,410,448)	(35,115,863)
Net decrease	(11,396)	(260,091)	(626,937)	(12,793,395)
Institutional 3 Class
Shares sold	123	2,912	189	5,717
Net increase	123	2,912	189	5,717
Total net decrease	(745,299)	(16,919,951)	(2,833,037)	(64,395,632)
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Acorn Family of Funds | Semiannual Report 2023

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Columbia Acorn Family of Funds | Semiannual Report 2023	45

Financial Highlights
Columbia Acorn® Fund
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2023 (Unaudited)	$6.16	(0.01)	1.00	0.99	—	—	—
Year Ended 12/31/2022	$10.01	(0.04)	(3.34)	(3.38)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$12.69	(0.10)	1.07	0.97	(0.14)	(3.51)	(3.65)
Year Ended 12/31/2020	$11.71	(0.06)	3.24	3.18	—	(2.20)	(2.20)
Year Ended 12/31/2019	$10.65	(0.04)	2.78	2.74	—	(1.68)	(1.68)
Year Ended 12/31/2018	$12.92	(0.03)	(0.48)	(0.51)	—	(1.76)	(1.76)
Advisor Class
Six Months Ended 6/30/2023 (Unaudited)	$9.73	(0.01)	1.59	1.58	—	—	—
Year Ended 12/31/2022	$15.37	(0.03)	(5.14)	(5.17)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$17.65	(0.10)	1.54	1.44	(0.13)	(3.59)	(3.72)
Year Ended 12/31/2020	$15.52	(0.05)	4.38	4.33	—	(2.20)	(2.20)
Year Ended 12/31/2019	$13.63	(0.01)	3.58	3.57	—	(1.68)	(1.68)
Year Ended 12/31/2018	$16.06	0.01	(0.64)	(0.63)	—	(1.80)	(1.80)
Class C
Six Months Ended 6/30/2023 (Unaudited)	$8.61	(0.05)	1.40	1.35	—	—	—
Year Ended 12/31/2022	$13.72	(0.13)	(4.57)	(4.70)	—	(0.41)	(0.41)
Year Ended 12/31/2021	$16.14	(0.26)	1.40	1.14	(0.13)	(3.43)	(3.56)
Year Ended 12/31/2020	$16.57	(0.20)	4.08	3.88	—	(4.31)	(4.31)
Year Ended 12/31/2019(e)	$18.75	(0.20)	4.74	4.54	—	(6.72)	(6.72)
Year Ended 12/31/2018(e)	$26.34	(0.24)	(0.71)	(0.95)	—	(6.64)	(6.64)
Institutional Class
Six Months Ended 6/30/2023 (Unaudited)	$8.97	(0.01)	1.47	1.46	—	—	—
Year Ended 12/31/2022	$14.22	(0.03)	(4.75)	(4.78)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$16.60	(0.09)	1.43	1.34	(0.13)	(3.59)	(3.72)
Year Ended 12/31/2020	$14.70	(0.04)	4.14	4.10	—	(2.20)	(2.20)
Year Ended 12/31/2019	$12.98	(0.01)	3.41	3.40	—	(1.68)	(1.68)
Year Ended 12/31/2018	$15.39	0.01	(0.62)	(0.61)	—	(1.80)	(1.80)
Institutional 2 Class
Six Months Ended 6/30/2023 (Unaudited)	$9.89	(0.01)	1.63	1.62	—	—	—
Year Ended 12/31/2022	$15.62	(0.03)	(5.23)	(5.26)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$17.88	(0.10)	1.57	1.47	(0.13)	(3.60)	(3.73)
Year Ended 12/31/2020	$15.69	(0.04)	4.43	4.39	—	(2.20)	(2.20)
Year Ended 12/31/2019	$13.76	(0.00)(f)	3.61	3.61	—	(1.68)	(1.68)
Year Ended 12/31/2018	$16.20	0.01	(0.65)	(0.64)	—	(1.80)	(1.80)
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Acorn Family of Funds | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Acorn® Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2023 (Unaudited)	$7.15	16.07%(b)	1.17%	1.10%	(0.39%)	40%	$588,364
Year Ended 12/31/2022	$6.16	(34.01%)	1.08%(c)	1.08%(c),(d)	(0.53%)	64%	$521,243
Year Ended 12/31/2021	$10.01	8.79%	1.08%	1.08%(d)	(0.80%)	75%	$919,643
Year Ended 12/31/2020	$12.69	29.18%(b)	1.11%	1.11%(d)	(0.56%)	86%	$983,709
Year Ended 12/31/2019	$11.71	26.21%(b)	1.11%	1.10%(d)	(0.30%)	101%	$810,966
Year Ended 12/31/2018	$10.65	(5.22%)(b)	1.10%	1.08%(d)	(0.20%)	66%	$768,031
Advisor Class
Six Months Ended 6/30/2023 (Unaudited)	$11.31	16.24%(b)	0.91%	0.84%	(0.12%)	40%	$37,326
Year Ended 12/31/2022	$9.73	(33.79%)	0.83%(c)	0.83%(c),(d)	(0.27%)	64%	$21,946
Year Ended 12/31/2021	$15.37	9.03%	0.83%	0.83%(d)	(0.55%)	75%	$39,676
Year Ended 12/31/2020	$17.65	29.44%(b)	0.86%	0.86%(d)	(0.30%)	86%	$44,139
Year Ended 12/31/2019	$15.52	26.58%(b)	0.86%	0.85%(d)	(0.05%)	101%	$44,248
Year Ended 12/31/2018	$13.63	(5.00%)(b)	0.85%	0.83%(d)	0.05%	66%	$40,425
Class C
Six Months Ended 6/30/2023 (Unaudited)	$9.96	15.68%(b)	1.92%	1.85%	(1.15%)	40%	$10,258
Year Ended 12/31/2022	$8.61	(34.48%)	1.83%(c)	1.83%(c),(d)	(1.29%)	64%	$9,153
Year Ended 12/31/2021	$13.72	7.95%	1.83%	1.83%(d)	(1.54%)	75%	$24,546
Year Ended 12/31/2020	$16.14	28.27%(b)	1.86%	1.86%(d)	(1.30%)	86%	$55,861
Year Ended 12/31/2019(e)	$16.57	25.12%(b)	1.86%	1.85%(d)	(1.05%)	101%	$69,471
Year Ended 12/31/2018(e)	$18.75	(5.86%)(b)	1.85%	1.82%(d)	(0.94%)	66%	$81,149
Institutional Class
Six Months Ended 6/30/2023 (Unaudited)	$10.43	16.28%(b)	0.92%	0.85%	(0.14%)	40%	$2,145,715
Year Ended 12/31/2022	$8.97	(33.78%)	0.83%(c)	0.83%(c),(d)	(0.28%)	64%	$1,865,518
Year Ended 12/31/2021	$14.22	8.99%	0.83%	0.83%(d)	(0.55%)	75%	$3,413,006
Year Ended 12/31/2020	$16.60	29.51%(b)	0.86%	0.86%(d)	(0.30%)	86%	$3,569,794
Year Ended 12/31/2019	$14.70	26.60%(b)	0.86%	0.85%(d)	(0.05%)	101%	$3,117,486
Year Ended 12/31/2018	$12.98	(5.09%)(b)	0.85%	0.83%(d)	0.05%	66%	$2,816,948
Institutional 2 Class
Six Months Ended 6/30/2023 (Unaudited)	$11.51	16.38%(b)	0.89%	0.82%	(0.12%)	40%	$28,229
Year Ended 12/31/2022	$9.89	(33.83%)(b)	0.81%(c)	0.80%(c)	(0.26%)	64%	$23,445
Year Ended 12/31/2021	$15.62	9.09%(b)	0.80%	0.80%	(0.52%)	75%	$52,797
Year Ended 12/31/2020	$17.88	29.50%(b)	0.83%	0.82%	(0.27%)	86%	$61,000
Year Ended 12/31/2019	$15.69	26.63%(b)	0.83%	0.82%	(0.02%)	101%	$51,584
Year Ended 12/31/2018	$13.76	(5.00%)(b)	0.81%	0.80%	0.08%	66%	$37,124
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2023	47

Financial Highlights  (continued)
Columbia Acorn® Fund
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2023 (Unaudited)	$10.07	(0.01)	1.65	1.64	—	—	—
Year Ended 12/31/2022	$15.88	(0.02)	(5.32)	(5.34)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$18.12	(0.09)	1.60	1.51	(0.14)	(3.61)	(3.75)
Year Ended 12/31/2020	$15.87	(0.04)	4.49	4.45	—	(2.20)	(2.20)
Year Ended 12/31/2019	$13.89	0.00(f)	3.66	3.66	—	(1.68)	(1.68)
Year Ended 12/31/2018	$16.34	0.02	(0.66)	(0.64)	—	(1.81)	(1.81)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(c)	Ratios include Trustees’ fees deferred and any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.03%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Acorn Family of Funds | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Acorn® Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2023 (Unaudited)	$11.71	16.29%(b)	0.84%	0.77%	(0.13%)	40%	$31,154
Year Ended 12/31/2022	$10.07	(33.77%)	0.77%(c)	0.77%(c)	(0.23%)	64%	$47,945
Year Ended 12/31/2021	$15.88	9.16%	0.75%	0.75%	(0.46%)	75%	$78,955
Year Ended 12/31/2020	$18.12	29.54%(b)	0.78%	0.78%	(0.25%)	86%	$155,338
Year Ended 12/31/2019	$15.87	26.74%(b)	0.78%	0.77%	0.03%	101%	$65,408
Year Ended 12/31/2018	$13.89	(4.98%)(b)	0.76%	0.76%	0.13%	66%	$54,688
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2023	49

Financial Highlights
Columbia Acorn International®
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2023 (Unaudited)	$21.34	0.07	2.78	2.85	—	—	—
Year Ended 12/31/2022	$33.19	0.17(c)	(11.35)	(11.18)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.31	0.01	4.08	4.09	(0.38)	(4.83)	(5.21)
Year Ended 12/31/2020	$34.20	0.06	4.51	4.57	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$29.48	0.25	8.19	8.44	(0.65)	(3.07)	(3.72)
Year Ended 12/31/2018	$46.51	0.23	(7.41)	(7.18)	(0.29)	(9.56)	(9.85)
Advisor Class
Six Months Ended 6/30/2023 (Unaudited)	$21.82	0.12	2.82	2.94	—	—	—
Year Ended 12/31/2022	$33.82	0.22(c)	(11.55)	(11.33)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.95	0.05	4.20	4.25	(0.55)	(4.83)	(5.38)
Year Ended 12/31/2020	$34.67	0.16	4.58	4.74	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$29.84	0.33	8.30	8.63	(0.73)	(3.07)	(3.80)
Year Ended 12/31/2018	$46.95	0.46	(7.61)	(7.15)	(0.40)	(9.56)	(9.96)
Class C
Six Months Ended 6/30/2023 (Unaudited)	$19.13	(0.02)	2.49	2.47	—	—	—
Year Ended 12/31/2022	$30.07	(0.02)(c)	(10.25)	(10.27)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$31.43	(0.24)	3.72	3.48	(0.01)	(4.83)	(4.84)
Year Ended 12/31/2020	$31.92	(0.17)	4.14	3.97	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$27.63	0.00(h)	7.65	7.65	(0.29)	(3.07)	(3.36)
Year Ended 12/31/2018	$44.57	(0.05)	(7.09)	(7.14)	(0.24)	(9.56)	(9.80)
Institutional Class
Six Months Ended 6/30/2023 (Unaudited)	$21.46	0.10	2.79	2.89	—	—	—
Year Ended 12/31/2022	$33.28	0.23(c)	(11.38)	(11.15)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.47	0.10	4.09	4.19	(0.55)	(4.83)	(5.38)
Year Ended 12/31/2020	$34.25	0.14	4.54	4.68	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$29.51	0.33	8.21	8.54	(0.73)	(3.07)	(3.80)
Year Ended 12/31/2018	$46.57	0.34	(7.44)	(7.10)	(0.40)	(9.56)	(9.96)
Institutional 2 Class
Six Months Ended 6/30/2023 (Unaudited)	$21.45	0.11	2.79	2.90	—	—	—
Year Ended 12/31/2022	$33.25	0.24(c)	(11.37)	(11.13)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.46	0.12	4.09	4.21	(0.59)	(4.83)	(5.42)
Year Ended 12/31/2020	$34.22	0.16	4.54	4.70	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$29.49	0.35	8.20	8.55	(0.75)	(3.07)	(3.82)
Year Ended 12/31/2018	$46.54	0.37	(7.43)	(7.06)	(0.43)	(9.56)	(9.99)
Institutional 3 Class
Six Months Ended 6/30/2023 (Unaudited)	$21.84	0.12	2.84	2.96	—	—	—
Year Ended 12/31/2022	$33.83	0.26(c)	(11.58)	(11.32)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.99	0.15	4.14	4.29	(0.62)	(4.83)	(5.45)
Year Ended 12/31/2020	$34.67	0.19	4.59	4.78	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$29.83	0.37	8.30	8.67	(0.76)	(3.07)	(3.83)
Year Ended 12/31/2018	$46.95	0.51	(7.62)	(7.11)	(0.45)	(9.56)	(10.01)
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Acorn Family of Funds | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Acorn International®
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2023 (Unaudited)	$24.19	13.36%	1.35%	1.23%	0.61%	25%	$159,511
Year Ended 12/31/2022	$21.34	(33.81%)	1.27%(d),(e),(f)	1.23%(d),(e),(f),(g)	0.71%	29%	$151,725
Year Ended 12/31/2021	$33.19	12.63%	1.24%	1.23%(g)	0.03%	27%	$282,125
Year Ended 12/31/2020	$34.31	14.68%	1.28%(f)	1.24%(f),(g)	0.21%	55%	$283,478
Year Ended 12/31/2019	$34.20	29.56%	1.27%(f)	1.24%(f),(g)	0.76%	32%	$307,872
Year Ended 12/31/2018	$29.48	(16.13%)	1.25%(f)	1.24%(f),(g)	0.51%	32%	$296,349
Advisor Class
Six Months Ended 6/30/2023 (Unaudited)	$24.76	13.47%	1.10%	0.98%	0.98%	25%	$5,787
Year Ended 12/31/2022	$21.82	(33.62%)	1.04%(d),(e),(f)	0.98%(d),(e),(f),(g)	0.96%	29%	$6,644
Year Ended 12/31/2021	$33.82	12.88%	0.99%	0.98%(g)	0.14%	27%	$9,279
Year Ended 12/31/2020	$34.95	14.98%	1.03%(f)	0.99%(f),(g)	0.52%	55%	$22,549
Year Ended 12/31/2019	$34.67	29.86%	1.02%(f)	0.99%(f),(g)	1.00%	32%	$12,733
Year Ended 12/31/2018	$29.84	(15.90%)	1.00%(f)	0.99%(f),(g)	0.97%	32%	$12,740
Class C
Six Months Ended 6/30/2023 (Unaudited)	$21.60	12.91%	2.10%	1.98%	(0.14%)	25%	$3,953
Year Ended 12/31/2022	$19.13	(34.30%)	2.02%(d),(e),(f)	1.98%(d),(e),(f),(g)	(0.07%)	29%	$4,070
Year Ended 12/31/2021	$30.07	11.76%	1.99%	1.98%(g)	(0.74%)	27%	$10,687
Year Ended 12/31/2020	$31.43	13.82%	2.02%(f)	1.99%(f),(g)	(0.57%)	55%	$19,998
Year Ended 12/31/2019	$31.92	28.61%	2.02%(f)	2.00%(f),(g)	0.01%	32%	$18,749
Year Ended 12/31/2018	$27.63	(16.76%)	2.00%(f)	1.99%(f),(g)	(0.11%)	32%	$22,817
Institutional Class
Six Months Ended 6/30/2023 (Unaudited)	$24.35	13.47%	1.10%	0.98%	0.87%	25%	$969,099
Year Ended 12/31/2022	$21.46	(33.63%)	1.03%(d),(e),(f)	0.98%(d),(e),(f),(g)	0.96%	29%	$906,415
Year Ended 12/31/2021	$33.28	12.89%	0.99%	0.98%(g)	0.28%	27%	$1,727,042
Year Ended 12/31/2020	$34.47	14.99%	1.03%(f)	0.99%(f),(g)	0.46%	55%	$1,760,927
Year Ended 12/31/2019	$34.25	29.89%	1.02%(f)	0.99%(f),(g)	1.01%	32%	$1,947,995
Year Ended 12/31/2018	$29.51	(15.93%)	1.00%(f)	0.99%(f),(g)	0.76%	32%	$1,824,055
Institutional 2 Class
Six Months Ended 6/30/2023 (Unaudited)	$24.35	13.52%	1.05%	0.92%	0.94%	25%	$92,131
Year Ended 12/31/2022	$21.45	(33.60%)	0.97%(d),(e),(f)	0.92%(d),(e),(f)	1.04%	29%	$80,059
Year Ended 12/31/2021	$33.25	12.97%	0.95%	0.92%	0.34%	27%	$126,973
Year Ended 12/31/2020	$34.46	15.06%	0.97%(f)	0.92%(f)	0.53%	55%	$129,576
Year Ended 12/31/2019	$34.22	29.95%	0.97%(f)	0.93%(f)	1.06%	32%	$183,763
Year Ended 12/31/2018	$29.49	(15.85%)	0.93%(f)	0.93%(f)	0.81%	32%	$160,488
Institutional 3 Class
Six Months Ended 6/30/2023 (Unaudited)	$24.80	13.55%	1.00%	0.88%	0.98%	25%	$166,954
Year Ended 12/31/2022	$21.84	(33.58%)	0.92%(d),(e),(f)	0.88%(d),(e),(f)	1.10%	29%	$133,738
Year Ended 12/31/2021	$33.83	13.00%	0.90%	0.88%	0.40%	27%	$179,991
Year Ended 12/31/2020	$34.99	15.10%	0.93%(f)	0.88%(f)	0.60%	55%	$277,614
Year Ended 12/31/2019	$34.67	30.04%	0.92%(f)	0.89%(f)	1.12%	32%	$239,441
Year Ended 12/31/2018	$29.83	(15.82%)	0.88%(f)	0.88%(f)	1.10%	32%	$198,933
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2023	51

Financial Highlights  (continued)
Columbia Acorn International®
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 6/30/2023 (Unaudited)	$21.29	0.04	2.77	2.81	—	—	—
Year Ended 12/31/2022	$33.19	0.11(c)	(11.34)	(11.23)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.24	(0.08)	4.07	3.99	(0.21)	(4.83)	(5.04)
Year Ended 12/31/2020	$34.22	(0.01)	4.49	4.48	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$29.44	0.06	8.27	8.33	(0.48)	(3.07)	(3.55)
Year Ended 12/31/2018	$46.51	0.12	(7.39)	(7.27)	(0.24)	(9.56)	(9.80)

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.02 per share.
(d)	Ratios include Trustees’ fees deferred and any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.03%.
(e)	Ratios include interest on collateral expense which is less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Acorn Family of Funds | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Acorn International®
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 6/30/2023 (Unaudited)	$24.10	13.20%	1.60%	1.48%	0.36%	25%	$2,056
Year Ended 12/31/2022	$21.29	(33.96%)	1.52%(d),(e),(f)	1.48%(d),(e),(f),(g)	0.47%	29%	$2,077
Year Ended 12/31/2021	$33.19	12.34%	1.49%	1.48%(g)	(0.22%)	27%	$3,691
Year Ended 12/31/2020	$34.24	14.40%	1.53%(f)	1.49%(f),(g)	(0.04%)	55%	$3,398
Year Ended 12/31/2019	$34.22	29.21%	1.52%(f)	1.50%(f),(g)	0.19%	32%	$3,696
Year Ended 12/31/2018	$29.44	(16.32%)	1.50%(f)	1.49%(f),(g)	0.26%	32%	$10,049
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2023	53

Financial Highlights
Columbia Acorn International SelectSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2023 (Unaudited)	$21.57	0.06	2.79	2.85	—	—	—
Year Ended 12/31/2022	$35.43	0.12(c)	(13.06)	(12.94)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$33.67	(0.05)	3.50	3.45	(0.28)	(1.41)	(1.69)
Year Ended 12/31/2020	$28.58	(0.03)	5.21	5.18	(0.09)	—	(0.09)
Year Ended 12/31/2019	$23.44	0.09	7.67	7.76	(0.28)	(2.34)	(2.62)
Year Ended 12/31/2018	$28.89	0.06	(3.66)	(3.60)	—	(1.85)	(1.85)
Advisor Class
Six Months Ended 6/30/2023 (Unaudited)	$22.21	0.09	2.87	2.96	—	—	—
Year Ended 12/31/2022	$36.35	0.18(c)	(13.40)	(13.22)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$34.56	0.04	3.59	3.63	(0.43)	(1.41)	(1.84)
Year Ended 12/31/2020	$29.26	0.04	5.35	5.39	(0.09)	—	(0.09)
Year Ended 12/31/2019	$24.00	0.18	7.84	8.02	(0.42)	(2.34)	(2.76)
Year Ended 12/31/2018	$29.46	0.09	(3.70)	(3.61)	—	(1.85)	(1.85)
Class C
Six Months Ended 6/30/2023 (Unaudited)	$19.16	(0.02)	2.47	2.45	—	—	—
Year Ended 12/31/2022	$31.86	(0.06)(c)	(11.72)	(11.78)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$30.40	(0.30)	3.17	2.87	—	(1.41)	(1.41)
Year Ended 12/31/2020	$26.00	(0.23)	4.72	4.49	(0.09)	—	(0.09)
Year Ended 12/31/2019	$21.48	(0.10)	6.99	6.89	(0.03)	(2.34)	(2.37)
Year Ended 12/31/2018	$26.85	(0.12)	(3.40)	(3.52)	—	(1.85)	(1.85)
Institutional Class
Six Months Ended 6/30/2023 (Unaudited)	$21.99	0.09	2.85	2.94	—	—	—
Year Ended 12/31/2022	$36.01	0.18(c)	(13.28)	(13.10)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$34.25	0.04	3.56	3.60	(0.43)	(1.41)	(1.84)
Year Ended 12/31/2020	$29.00	0.03	5.31	5.34	(0.09)	—	(0.09)
Year Ended 12/31/2019	$23.81	0.17	7.78	7.95	(0.42)	(2.34)	(2.76)
Year Ended 12/31/2018	$29.25	0.14	(3.73)	(3.59)	—	(1.85)	(1.85)
Institutional 2 Class
Six Months Ended 6/30/2023 (Unaudited)	$22.22	0.10	2.88	2.98	—	—	—
Year Ended 12/31/2022	$36.33	0.20(c)	(13.39)	(13.19)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$34.57	0.06	3.60	3.66	(0.49)	(1.41)	(1.90)
Year Ended 12/31/2020	$29.24	0.08	5.34	5.42	(0.09)	—	(0.09)
Year Ended 12/31/2019	$24.01	0.18	7.86	8.04	(0.47)	(2.34)	(2.81)
Year Ended 12/31/2018	$29.44	0.11	(3.69)	(3.58)	—	(1.85)	(1.85)
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Acorn Family of Funds | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Acorn International SelectSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2023 (Unaudited)	$24.42	13.21%	1.54%	1.23%	0.52%	17%	$133,061
Year Ended 12/31/2022	$21.57	(36.80%)	1.50%(d),(e)	1.24%(d),(e),(f)	0.48%	21%	$124,963
Year Ended 12/31/2021	$35.43	10.49%	1.44%(e)	1.23%(e),(f)	(0.15%)	27%	$235,103
Year Ended 12/31/2020	$33.67	18.21%	1.48%	1.26%(f)	(0.10%)	68%	$230,519
Year Ended 12/31/2019	$28.58	33.37%	1.54%(e)	1.35%(e),(f)	0.34%	46%	$37,461
Year Ended 12/31/2018	$23.44	(12.46%)	1.54%	1.40%(f)	0.20%	48%	$26,073
Advisor Class
Six Months Ended 6/30/2023 (Unaudited)	$25.17	13.33%	1.29%	0.98%	0.77%	17%	$1,001
Year Ended 12/31/2022	$22.21	(36.63%)	1.24%(d),(e)	0.99%(d),(e),(f)	0.71%	21%	$924
Year Ended 12/31/2021	$36.35	10.78%	1.19%(e)	0.98%(e),(f)	0.11%	27%	$2,462
Year Ended 12/31/2020	$34.56	18.51%	1.23%	1.02%(f)	0.12%	68%	$2,748
Year Ended 12/31/2019	$29.26	33.73%	1.29%(e)	1.10%(e),(f)	0.63%	46%	$2,030
Year Ended 12/31/2018	$24.00	(12.26%)	1.29%	1.15%(f)	0.31%	48%	$1,201
Class C
Six Months Ended 6/30/2023 (Unaudited)	$21.61	12.79%	2.29%	1.98%	(0.23%)	17%	$1,139
Year Ended 12/31/2022	$19.16	(37.29%)	2.25%(d),(e)	1.99%(d),(e),(f)	(0.27%)	21%	$1,085
Year Ended 12/31/2021	$31.86	9.68%	2.19%(e)	1.98%(e),(f)	(0.93%)	27%	$2,146
Year Ended 12/31/2020	$30.40	17.37%	2.23%	2.02%(f)	(0.88%)	68%	$3,251
Year Ended 12/31/2019	$26.00	32.31%	2.29%(e)	2.10%(e),(f)	(0.42%)	46%	$2,493
Year Ended 12/31/2018	$21.48	(13.11%)	2.28%	2.15%(f)	(0.43%)	48%	$2,752
Institutional Class
Six Months Ended 6/30/2023 (Unaudited)	$24.93	13.37%	1.29%	0.98%	0.78%	17%	$86,248
Year Ended 12/31/2022	$21.99	(36.65%)	1.25%(d),(e)	0.99%(d),(e),(f)	0.73%	21%	$79,829
Year Ended 12/31/2021	$36.01	10.79%	1.19%(e)	0.98%(e),(f)	0.10%	27%	$159,876
Year Ended 12/31/2020	$34.25	18.50%	1.23%	1.02%(f)	0.12%	68%	$155,133
Year Ended 12/31/2019	$29.00	33.71%	1.29%(e)	1.10%(e),(f)	0.59%	46%	$88,922
Year Ended 12/31/2018	$23.81	(12.28%)	1.28%	1.15%(f)	0.47%	48%	$69,413
Institutional 2 Class
Six Months Ended 6/30/2023 (Unaudited)	$25.20	13.41%	1.15%	0.87%	0.79%	17%	$7,164
Year Ended 12/31/2022	$22.22	(36.57%)	1.11%(d),(e)	0.89%(d),(e)	0.78%	21%	$9,225
Year Ended 12/31/2021	$36.33	10.87%	1.10%(e)	0.89%(e)	0.17%	27%	$51,805
Year Ended 12/31/2020	$34.57	18.63%	1.15%	0.93%	0.27%	68%	$77,420
Year Ended 12/31/2019	$29.24	33.82%	1.22%(e)	1.00%(e)	0.65%	46%	$3,392
Year Ended 12/31/2018	$24.01	(12.16%)	1.21%	1.06%	0.36%	48%	$1,200
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2023	55

Financial Highlights  (continued)
Columbia Acorn International SelectSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2023 (Unaudited)	$22.21	0.11	2.88	2.99	—	—	—
Year Ended 12/31/2022	$36.31	0.21(c)	(13.39)	(13.18)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$34.56	0.09	3.59	3.68	(0.52)	(1.41)	(1.93)
Year Ended 12/31/2020	$29.22	0.07	5.36	5.43	(0.09)	—	(0.09)
Year Ended 12/31/2019	$24.00	0.20	7.86	8.06	(0.50)	(2.34)	(2.84)
Year Ended 12/31/2018	$29.42	0.17	(3.74)	(3.57)	—	(1.85)	(1.85)

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.02 per share.
(d)	Ratios include Trustees’ fees deferred and any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.02%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Acorn Family of Funds | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Acorn International SelectSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2023 (Unaudited)	$25.20	13.46%	1.10%	0.82%	0.89%	17%	$9,996
Year Ended 12/31/2022	$22.21	(36.56%)	1.06%(d),(e)	0.84%(d),(e)	0.81%	21%	$11,188
Year Ended 12/31/2021	$36.31	10.93%	1.05%(e)	0.84%(e)	0.24%	27%	$28,694
Year Ended 12/31/2020	$34.56	18.67%	1.09%	0.89%	0.24%	68%	$27,064
Year Ended 12/31/2019	$29.22	33.90%	1.16%(e)	0.96%(e)	0.72%	46%	$13,861
Year Ended 12/31/2018	$24.00	(12.14%)	1.14%	1.02%	0.58%	48%	$8,627
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2023	57

Financial Highlights
Columbia Thermostat FundSM
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2023 (Unaudited)	$14.36	0.16	0.74	0.90	(0.03)	—	(0.03)
Year Ended 12/31/2022	$17.01	0.26	(2.49)	(2.23)	(0.28)	(0.14)	(0.42)
Year Ended 12/31/2021	$18.31	0.24	0.89	1.13	(0.26)	(2.17)	(2.43)
Year Ended 12/31/2020	$15.12	0.26	4.13	4.39	(0.27)	(0.93)	(1.20)
Year Ended 12/31/2019	$13.85	0.27	1.79	2.06	(0.26)	(0.53)	(0.79)
Year Ended 12/31/2018	$14.63	0.24	(0.26)	(0.02)	(0.28)	(0.48)	(0.76)
Advisor Class
Six Months Ended 6/30/2023 (Unaudited)	$14.19	0.17	0.74	0.91	(0.03)	—	(0.03)
Year Ended 12/31/2022	$16.81	0.29	(2.45)	(2.16)	(0.32)	(0.14)	(0.46)
Year Ended 12/31/2021	$18.12	0.28	0.88	1.16	(0.30)	(2.17)	(2.47)
Year Ended 12/31/2020	$14.97	0.36	4.04	4.40	(0.32)	(0.93)	(1.25)
Year Ended 12/31/2019	$13.72	0.31	1.77	2.08	(0.30)	(0.53)	(0.83)
Year Ended 12/31/2018	$14.50	0.28	(0.27)	0.01	(0.31)	(0.48)	(0.79)
Class C
Six Months Ended 6/30/2023 (Unaudited)	$14.48	0.10	0.74	0.84	(0.03)	—	(0.03)
Year Ended 12/31/2022	$17.14	0.14	(2.49)	(2.35)	(0.17)	(0.14)	(0.31)
Year Ended 12/31/2021	$18.43	0.09	0.90	0.99	(0.11)	(2.17)	(2.28)
Year Ended 12/31/2020	$15.23	0.12	4.16	4.28	(0.15)	(0.93)	(1.08)
Year Ended 12/31/2019	$13.96	0.16	1.79	1.95	(0.15)	(0.53)	(0.68)
Year Ended 12/31/2018	$14.74	0.13	(0.26)	(0.13)	(0.17)	(0.48)	(0.65)
Institutional Class
Six Months Ended 6/30/2023 (Unaudited)	$14.08	0.17	0.73	0.90	(0.03)	—	(0.03)
Year Ended 12/31/2022	$16.69	0.29	(2.44)	(2.15)	(0.32)	(0.14)	(0.46)
Year Ended 12/31/2021	$18.01	0.28	0.87	1.15	(0.30)	(2.17)	(2.47)
Year Ended 12/31/2020	$14.88	0.31	4.07	4.38	(0.32)	(0.93)	(1.25)
Year Ended 12/31/2019	$13.65	0.30	1.76	2.06	(0.30)	(0.53)	(0.83)
Year Ended 12/31/2018	$14.43	0.28	(0.27)	0.01	(0.31)	(0.48)	(0.79)
Institutional 2 Class
Six Months Ended 6/30/2023 (Unaudited)	$14.21	0.18	0.73	0.91	(0.03)	—	(0.03)
Year Ended 12/31/2022	$16.84	0.29	(2.45)	(2.16)	(0.33)	(0.14)	(0.47)
Year Ended 12/31/2021	$18.14	0.29	0.89	1.18	(0.31)	(2.17)	(2.48)
Year Ended 12/31/2020	$14.99	0.31	4.09	4.40	(0.32)	(0.93)	(1.25)
Year Ended 12/31/2019	$13.74	0.32	1.77	2.09	(0.31)	(0.53)	(0.84)
Year Ended 12/31/2018	$14.52	0.29	(0.27)	0.02	(0.32)	(0.48)	(0.80)
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Acorn Family of Funds | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Thermostat FundSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2023 (Unaudited)	$15.23	6.24%	0.56%(c)	0.49%(c)	2.09%	93%	$452,900
Year Ended 12/31/2022	$14.36	(13.14%)	0.54%(c),(d)	0.50%(c),(d),(e)	1.70%	88%	$450,566
Year Ended 12/31/2021	$17.01	6.16%	0.54%(c)	0.50%(c),(e)	1.26%	49%	$624,373
Year Ended 12/31/2020	$18.31	29.27%	0.56%(c)	0.50%(c),(e)	1.53%	97%	$505,238
Year Ended 12/31/2019	$15.12	14.94%	0.58%(c)	0.50%(c),(e)	1.81%	158%	$225,113
Year Ended 12/31/2018	$13.85	(0.13%)	0.56%	0.50%(e)	1.66%	122%	$193,683
Advisor Class
Six Months Ended 6/30/2023 (Unaudited)	$15.07	6.38%	0.31%(c)	0.24%(c)	2.34%	93%	$67,745
Year Ended 12/31/2022	$14.19	(12.89%)	0.29%(c),(d)	0.25%(c),(d),(e)	1.88%	88%	$76,472
Year Ended 12/31/2021	$16.81	6.43%	0.29%(c)	0.25%(c),(e)	1.51%	49%	$172,162
Year Ended 12/31/2020	$18.12	29.58%	0.32%(c)	0.25%(c),(e)	2.04%	97%	$130,921
Year Ended 12/31/2019	$14.97	15.21%	0.33%(c)	0.25%(c),(e)	2.08%	158%	$16,208
Year Ended 12/31/2018	$13.72	0.12%	0.31%	0.25%(e)	1.91%	122%	$11,816
Class C
Six Months Ended 6/30/2023 (Unaudited)	$15.29	5.77%	1.31%(c)	1.24%(c)	1.34%	93%	$121,662
Year Ended 12/31/2022	$14.48	(13.75%)	1.29%(c),(d)	1.25%(c),(d),(e)	0.93%	88%	$126,802
Year Ended 12/31/2021	$17.14	5.40%	1.29%(c)	1.25%(c),(e)	0.48%	49%	$189,990
Year Ended 12/31/2020	$18.43	28.28%	1.31%(c)	1.25%(c),(e)	0.72%	97%	$208,937
Year Ended 12/31/2019	$15.23	14.02%	1.33%(c)	1.25%(c),(e)	1.05%	158%	$156,027
Year Ended 12/31/2018	$13.96	(0.88%)	1.31%	1.25%(e)	0.90%	122%	$166,292
Institutional Class
Six Months Ended 6/30/2023 (Unaudited)	$14.95	6.36%	0.31%(c)	0.24%(c)	2.35%	93%	$651,417
Year Ended 12/31/2022	$14.08	(12.92%)	0.29%(c),(d)	0.25%(c),(d),(e)	1.93%	88%	$600,671
Year Ended 12/31/2021	$16.69	6.42%	0.29%(c)	0.25%(c),(e)	1.52%	49%	$902,841
Year Ended 12/31/2020	$18.01	29.63%	0.31%(c)	0.25%(c),(e)	1.80%	97%	$729,119
Year Ended 12/31/2019	$14.88	15.14%	0.33%(c)	0.25%(c),(e)	2.06%	158%	$285,444
Year Ended 12/31/2018	$13.65	0.12%	0.31%	0.25%(e)	1.91%	122%	$253,123
Institutional 2 Class
Six Months Ended 6/30/2023 (Unaudited)	$15.09	6.37%	0.27%(c)	0.20%(c)	2.39%	93%	$91,703
Year Ended 12/31/2022	$14.21	(12.88%)	0.25%(c),(d)	0.20%(c),(d)	1.94%	88%	$90,290
Year Ended 12/31/2021	$16.84	6.53%	0.25%(c)	0.20%(c)	1.53%	49%	$169,246
Year Ended 12/31/2020	$18.14	29.59%	0.27%(c)	0.21%(c)	1.82%	97%	$129,197
Year Ended 12/31/2019	$14.99	15.25%	0.28%(c)	0.21%(c)	2.16%	158%	$40,759
Year Ended 12/31/2018	$13.74	0.16%	0.26%	0.21%	1.97%	122%	$16,478
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2023	59

Financial Highlights  (continued)
Columbia Thermostat FundSM
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2023 (Unaudited)	$14.18	0.18	0.73	0.91	(0.03)	—	(0.03)
Year Ended 12/31/2022	$16.80	0.31	(2.45)	(2.14)	(0.34)	(0.14)	(0.48)
Year Ended 12/31/2021	$18.11	0.36	0.82	1.18	(0.32)	(2.17)	(2.49)
Year Ended 12/31/2020	$14.96	0.33	4.08	4.41	(0.33)	(0.93)	(1.26)
Year Ended 12/31/2019	$13.72	0.32	1.76	2.08	(0.31)	(0.53)	(0.84)
Year Ended 12/31/2018	$14.50	0.30	(0.27)	0.03	(0.33)	(0.48)	(0.81)

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Ratios include line of credit interest expense which is less than 0.01%.
(d)	Ratios include Trustees’ fees deferred and any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Acorn Family of Funds | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Thermostat FundSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2023 (Unaudited)	$15.06	6.39%	0.23%(c)	0.16%(c)	2.42%	93%	$12,147
Year Ended 12/31/2022	$14.18	(12.82%)	0.21%(c),(d)	0.16%(c),(d)	2.04%	88%	$10,184
Year Ended 12/31/2021	$16.80	6.52%	0.21%(c)	0.17%(c)	1.94%	49%	$15,581
Year Ended 12/31/2020	$18.11	29.69%	0.24%(c)	0.17%(c)	1.89%	97%	$2,862
Year Ended 12/31/2019	$14.96	15.24%	0.25%(c)	0.16%(c)	2.13%	158%	$837
Year Ended 12/31/2018	$13.72	0.21%	0.22%	0.16%	2.04%	122%	$461
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2023	61

Financial Highlights
Columbia Acorn European FundSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 6/30/2023 (Unaudited)	$20.61	0.11	3.29	3.40	—	—
Year Ended 12/31/2022	$33.33	0.06(d)	(12.78)	(12.72)	—	—
Year Ended 12/31/2021	$27.49	(0.14)	6.04	5.90	(0.06)	(0.06)
Year Ended 12/31/2020	$22.52	(0.12)	5.22	5.10	(0.13)	(0.13)
Year Ended 12/31/2019	$15.56	0.06	7.09	7.15	(0.19)	(0.19)
Year Ended 12/31/2018	$19.27	0.11	(3.70)	(3.59)	(0.12)	(0.12)
Advisor Class
Six Months Ended 6/30/2023 (Unaudited)	$20.87	0.15	3.33	3.48	—	—
Year Ended 12/31/2022	$33.68	0.11(d)	(12.92)	(12.81)	—	—
Year Ended 12/31/2021	$27.78	(0.10)	6.13	6.03	(0.13)	(0.13)
Year Ended 12/31/2020	$22.70	(0.06)	5.27	5.21	(0.13)	(0.13)
Year Ended 12/31/2019	$15.68	0.12	7.13	7.25	(0.23)	(0.23)
Year Ended 12/31/2018	$19.36	0.19	(3.75)	(3.56)	(0.12)	(0.12)
Class C
Six Months Ended 6/30/2023 (Unaudited)	$19.85	0.02	3.17	3.19	—	—
Year Ended 12/31/2022	$32.35	(0.10)(d)	(12.40)	(12.50)	—	—
Year Ended 12/31/2021	$26.83	(0.36)	5.88	5.52	—	—
Year Ended 12/31/2020	$22.15	(0.27)	5.08	4.81	(0.13)	(0.13)
Year Ended 12/31/2019	$15.33	(0.06)	6.93	6.87	(0.05)	(0.05)
Year Ended 12/31/2018	$19.12	(0.02)	(3.65)	(3.67)	(0.12)	(0.12)
Institutional Class
Six Months Ended 6/30/2023 (Unaudited)	$20.77	0.13	3.33	3.46	—	—
Year Ended 12/31/2022	$33.51	0.11(d)	(12.85)	(12.74)	—	—
Year Ended 12/31/2021	$27.64	(0.06)	6.06	6.00	(0.13)	(0.13)
Year Ended 12/31/2020	$22.59	(0.06)	5.24	5.18	(0.13)	(0.13)
Year Ended 12/31/2019	$15.60	0.12	7.10	7.22	(0.23)	(0.23)
Year Ended 12/31/2018	$19.27	0.15	(3.70)	(3.55)	(0.12)	(0.12)
Institutional 2 Class
Six Months Ended 6/30/2023 (Unaudited)	$21.04	0.15	3.36	3.51	—	—
Year Ended 12/31/2022	$33.92	0.12(d)	(13.00)	(12.88)	—	—
Year Ended 12/31/2021	$27.98	(0.12)	6.21	6.09	(0.15)	(0.15)
Year Ended 12/31/2020	$22.84	(0.05)	5.32	5.27	(0.13)	(0.13)
Year Ended 12/31/2019	$15.78	0.14	7.17	7.31	(0.25)	(0.25)
Year Ended 12/31/2018	$19.46	0.19	(3.75)	(3.56)	(0.12)	(0.12)
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Columbia Acorn Family of Funds | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Acorn European FundSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2023 (Unaudited)	$24.01	16.50%	1.91%(c)	1.46%(c)	0.96%	12%	$32,023
Year Ended 12/31/2022	$20.61	(38.16%)	1.80%(c),(e)	1.45%(c),(e),(f)	0.25%	31%	$28,892
Year Ended 12/31/2021	$33.33	21.47%	1.63%(c)	1.44%(c),(f)	(0.45%)	21%	$66,374
Year Ended 12/31/2020	$27.49	22.80%	1.86%(c)	1.45%(c)	(0.54%)	45%	$42,059
Year Ended 12/31/2019	$22.52	45.96%	1.88%	1.44%	0.33%	30%	$33,361
Year Ended 12/31/2018	$15.56	(18.78%)	1.81%(c)	1.45%(c)	0.57%	39%	$22,870
Advisor Class
Six Months Ended 6/30/2023 (Unaudited)	$24.35	16.67%	1.66%(c)	1.21%(c)	1.26%	12%	$1,635
Year Ended 12/31/2022	$20.87	(38.03%)	1.55%(c),(e)	1.20%(c),(e),(f)	0.47%	31%	$1,161
Year Ended 12/31/2021	$33.68	21.75%	1.37%(c)	1.19%(c),(f)	(0.32%)	21%	$3,083
Year Ended 12/31/2020	$27.78	23.10%	1.61%(c)	1.20%(c)	(0.29%)	45%	$1,781
Year Ended 12/31/2019	$22.70	46.30%	1.63%	1.19%	0.60%	30%	$1,906
Year Ended 12/31/2018	$15.68	(18.53%)	1.55%(c)	1.19%(c)	0.97%	39%	$1,496
Class C
Six Months Ended 6/30/2023 (Unaudited)	$23.04	16.07%	2.66%(c)	2.21%(c)	0.18%	12%	$2,355
Year Ended 12/31/2022	$19.85	(38.64%)	2.54%(c),(e)	2.20%(c),(e),(f)	(0.47%)	31%	$2,372
Year Ended 12/31/2021	$32.35	20.57%	2.39%(c)	2.19%(c),(f)	(1.20%)	21%	$7,078
Year Ended 12/31/2020	$26.83	21.87%	2.61%(c)	2.20%(c)	(1.27%)	45%	$5,705
Year Ended 12/31/2019	$22.15	44.79%	2.64%	2.19%	(0.30%)	30%	$6,186
Year Ended 12/31/2018	$15.33	(19.34%)	2.56%(c)	2.20%(c)	(0.12%)	39%	$8,770
Institutional Class
Six Months Ended 6/30/2023 (Unaudited)	$24.23	16.66%	1.66%(c)	1.21%(c)	1.08%	12%	$28,697
Year Ended 12/31/2022	$20.77	(38.02%)	1.54%(c),(e)	1.20%(c),(e),(f)	0.46%	31%	$38,307
Year Ended 12/31/2021	$33.51	21.76%	1.38%(c)	1.19%(c),(f)	(0.21%)	21%	$111,462
Year Ended 12/31/2020	$27.64	23.08%	1.61%(c)	1.20%(c)	(0.29%)	45%	$55,171
Year Ended 12/31/2019	$22.59	46.35%	1.63%	1.19%	0.64%	30%	$49,616
Year Ended 12/31/2018	$15.60	(18.57%)	1.56%(c)	1.20%(c)	0.80%	39%	$32,813
Institutional 2 Class
Six Months Ended 6/30/2023 (Unaudited)	$24.55	16.68%	1.60%(c)	1.15%(c)	1.26%	12%	$3,061
Year Ended 12/31/2022	$21.04	(37.97%)	1.40%(c),(e)	1.14%(c),(e)	0.48%	31%	$2,863
Year Ended 12/31/2021	$33.92	21.80%	1.32%(c)	1.14%(c)	(0.38%)	21%	$25,882
Year Ended 12/31/2020	$27.98	23.23%	1.58%(c)	1.14%(c)	(0.24%)	45%	$3,855
Year Ended 12/31/2019	$22.84	46.33%	1.60%	1.13%	0.73%	30%	$2,175
Year Ended 12/31/2018	$15.78	(18.44%)	1.50%(c)	1.13%(c)	0.96%	39%	$2,554
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2023	63

Financial Highlights  (continued)
Columbia Acorn European FundSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2023 (Unaudited)	$20.71	0.15	3.31	3.46	—	—
Year Ended 12/31/2022	$33.38	0.13(d)	(12.80)	(12.67)	—	—
Year Ended 12/31/2021	$27.54	(0.05)	6.05	6.00	(0.16)	(0.16)
Year Ended 12/31/2020	$22.48	(0.02)	5.21	5.19	(0.13)	(0.13)
Year Ended 12/31/2019	$15.53	0.14	7.06	7.20	(0.25)	(0.25)
Year Ended 12/31/2018	$19.17	(0.04)	(3.48)	(3.52)	(0.12)	(0.12)

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Ratios include line of credit interest expense. For the periods indicated below, if line of credit interest expense had been excluded, expenses would have been lower by:

Class	6/30/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019	12/31/2018
Class A	0.01%	less than .01%	less than .01%	less than .01%	—%	less than .01%
Advisor Class	0.01%	less than .01%	less than .01%	less than .01%	—%	less than .01%
Class C	0.01%	less than .01%	less than .01%	less than .01%	—%	less than .01%
Institutional Class	0.01%	less than .01%	less than .01%	less than .01%	—%	less than .01%
Institutional 2 Class	0.01%	less than .01%	less than .01%	less than .01%	—%	less than .01%
Institutional 3 Class	0.01%	less than .01%	less than .01%	less than .01%	—%	less than .01%

(d)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.01 per share.
(e)	Ratios include Trustees’ fees deferred and any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Columbia Acorn Family of Funds | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Acorn European FundSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2023 (Unaudited)	$24.17	16.71%	1.56%(c)	1.12%(c)	1.33%	12%	$51
Year Ended 12/31/2022	$20.71	(37.96%)	1.47%(c),(e)	1.11%(c),(e)	0.56%	31%	$41
Year Ended 12/31/2021	$33.38	21.83%	1.32%(c)	1.10%(c)	(0.15%)	21%	$60
Year Ended 12/31/2020	$27.54	23.24%	1.52%(c)	1.10%(c)	(0.08%)	45%	$69
Year Ended 12/31/2019	$22.48	46.42%	1.54%	1.09%	0.74%	30%	$19
Year Ended 12/31/2018	$15.53	(18.51%)	1.41%(c)	1.08%(c)	(0.21%)	39%	$3
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2023	65

Notes to Financial Statements
June 30, 2023 (Unaudited)
Note 1. Organization
Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn International SelectSM, Columbia Thermostat FundSM and Columbia Acorn European FundSM (each a Fund and collectively, the Funds) are each a series of Columbia Acorn Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The investment objective of each Fund is to seek long-term capital appreciation.
Columbia Thermostat FundSM pursues its investment objective by investing in shares of other mutual funds and exchange-traded funds (ETFs). As a “fund of funds”, under normal circumstances, the Fund allocates at least 95% of its net assets among a selected group of affiliated funds (underlying funds) according to the current level of the Standard & Poor’s (S&P) 500 Index in relation to predetermined ranges set by Columbia Wanger Asset Management, LLC (the Investment Manager or CWAM). The Fund may invest up to 5% of its net assets plus any cash received that day in cash, repurchase agreements, high quality short-term paper and government securities. For information on the investment strategies, operations and risks of the underlying funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the underlying funds, which are available from the Securities and Exchange Commission website at www.sec.gov or on the Funds’ website at columbiathreadneedleus.com/investor/.
Fund shares
The Trust and each Fund may issue an unlimited number of shares (without par value). Each Fund currently offers each of the share classes listed in the Statement of Assets and Liabilities.
Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay shareholders different distribution amounts to the extent the expenses of the share classes differ, and the amount of distributions in the event of a Fund’s liquidation will be proportional to the net asset value of each share class of the Fund. Each share class has its own fees (sales charges), expenses and other features. These, together with information about certain conflicts of interest associated with the fees and expenses paid by certain share classes, are discussed fully in each Fund’s prospectus and Statement of Additional Information (SAI).
As described in each Fund’s prospectus, Class A and Class C shares are available to all investors. Class C shares generally automatically convert to Class A shares of the same Fund 8 years after the Class C shares’ purchase date. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class are available through authorized investment professionals to retirement plans and to certain other institutional investors described in each Fund’s prospectus. Class R shares are available to retirement and health savings plans and other institutional investors.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated pro rata on the basis of the relative net assets of all classes, except that each class bears certain expenses specific to that class such as distribution services, transfer agent fees, and certain other class specific expenses. Differences in class expenses may result in payment of different dividend distributions for each class. All of the Funds’ share classes have equal rights with respect to voting, subject to Fund or class-specific matters.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
66	Columbia Acorn Family of Funds | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Security valuation
Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures approved by the Board of Trustees. Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In situations where foreign markets are closed, where a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated, and in the event of significant movement in the trigger index for the statistical fair valuation process approved by the Board of Trustees, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may use an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a fair value, that value may be different from the last quoted market price for the security.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Foreign currency transactions and translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the New York spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer
Columbia Acorn Family of Funds | Semiannual Report 2023	67

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Columbia Acorn International® bought and sold futures contracts during the six months ended June 30, 2023 to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily operations. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, a Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
68	Columbia Acorn Family of Funds | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of Columbia Acorn International® including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Acorn International®
At June 30, 2023, the Fund had no outstanding derivatives.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(853,823)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	6,943,613

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2023.
Security transactions and investment income
Security transactions, investment income and shareholder fund transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income and realized gain distributions from other funds are recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts on debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are recorded on an identified cost basis.
Awards, if any, from class action litigation related to securities owned may be recorded as a reduction of cost of those securities. If the applicable securities are no longer owned, the proceeds are recorded as realized gains.
The Funds may receive distributions from holdings in exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital may be made by the Funds’ management. Return of capital is recorded as a reduction of the
Columbia Acorn Family of Funds | Semiannual Report 2023	69

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
cost basis of securities held. If the Funds no longer own the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for ETFs and RICs.
Fund share valuation
Fund shares are sold and redeemed on a daily basis at net asset value, subject to any applicable sales charge. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Generally, income, expenses and realized and unrealized gain/(losses) of a Fund are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. The distribution and service fees and transfer agent fees are charged to each specific class as expenses are incurred. Redemption fees are accounted for as an addition to paid in capital for purposes of determining the net asset value of each class.
Securities lending
Each Fund, except Columbia Thermostat FundSM, may lend securities up to one-third of the value of its total assets to certain approved brokers, dealers, banks and or other institutional borrowers of securities that the Funds’ securities lending agent has determined are credit worthy under guidelines established by the Board of Trustees, to earn additional income. The Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Funds also receive a fee for the loan. The Funds have the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of a Fund and any additional required collateral is delivered to the Fund on the next business day. The Funds have elected to invest the cash collateral in the Dreyfus Government Cash Management Fund, a third-party institutional government money market fund in accordance with investment guidelines contained in the securities lending agreement and approved by the Board of Trustees. The income earned from the securities lending program is paid to each Fund, net of any fees remitted to Goldman Sachs Agency Lending, the Funds’ lending agent, and net of any borrower rebates. The Investment Manager does not retain any fees earned by the lending program. Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. In the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. Some of these losses may be indemnified by the lending agent. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned as of June 30, 2023 by each Fund is included in the Statement of Operations.
Offsetting of assets and liabilities
The following table presents the Funds’ gross and net amount of assets and liabilities available for offset under netting agreements and under a securities lending agreement as well as the related collateral received by each Fund with securities on loan as of June 30, 2023:
	Columbia Acorn® Fund	Columbia Acorn European FundSM
	Goldman Sachs ($)	Goldman Sachs ($)
Liabilities
Collateral on Securities Loaned	15,100,000	1,848,000
Total Liabilities	15,100,000	1,848,000
Total Financial and Derivative Net Assets	(15,100,000)	(1,848,000)
Financial Instruments	14,588,000	1,820,641
Net Amount (a)	(512,000)	(27,359)

(a)	Represents the net amount due from/(to) counterparties in the event of default.
70	Columbia Acorn Family of Funds | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Securities lending transactions
The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Funds as of June 30, 2023:
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Columbia Acorn® Fund
Securities lending transactions
Equity securities	$14,588,000	$—	$—	$—	$14,588,000
Gross amount of recognized liabilities for securities lending (collateral received)					15,100,000
Amounts due to counterparty in the event of default					$512,000
Columbia Acorn European FundSM
Securities lending transactions
Equity securities	$1,820,641	$—	$—	$—	$1,820,641
Gross amount of recognized liabilities for securities lending (collateral received)					1,848,000
Amounts due to counterparty in the event of default					$27,359
Federal income tax status
It is each Fund’s policy to comply with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distribute substantially all their taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Columbia Thermostat FundSM distributes all of its taxable income, as well as any net realized gain on sales of portfolio fund shares and any distributions of net realized gains received by the Fund from its portfolio funds, reportable for federal income tax purposes. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date.
Guarantees and indemnification
In the normal course of business, the Trust on behalf of the Funds enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust’s organizational documents, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.
Recent accounting pronouncement
Tailored Shareholder Reports
Columbia Acorn Family of Funds | Semiannual Report 2023	71

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Investment management fees
CWAM is a wholly-owned subsidiary of Columbia Management Investment Advisers, LLC (Columbia Management), which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). CWAM furnishes continuing investment supervision to the Funds and is responsible for the overall management of the Funds’ business affairs.
CWAM receives a monthly advisory fee based on each Fund’s daily net assets at the following annual rates:
Columbia Acorn® Fund
Average daily net assets	Annual fee rate
Up to $700 million	0.74%
$700 million to $2 billion	0.69%
$2 billion to $6 billion	0.64%
$6 billion and over	0.63%

Columbia Acorn International®
Average daily net assets	Annual fee rate
Up to $100 million	1.19%
$100 million to $500 million	0.94%
$500 million and over	0.74%

Columbia Acorn International SelectSM
Average daily net assets	Annual fee rate
Up to $500 million	0.89%
$500 million and over	0.85%

Columbia Thermostat FundSM
Annual fee rate
All average daily net assets	0.10%

Columbia Acorn European FundSM
Average daily net assets	Annual fee rate
Up to $100 million	1.19%
$100 million to $500 million	0.94%
$500 million and over	0.74%
72	Columbia Acorn Family of Funds | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
For the six months ended June 30, 2023, the annualized effective investment advisory fee rates were as follows:
Fund	Effective investment advisory fee rate (%)
Columbia Acorn® Fund	0.69
Columbia Acorn International®	0.83
Columbia Acorn International SelectSM	0.89
Columbia Thermostat FundSM	0.10
Columbia Acorn European FundSM	1.19
Advisory Affiliates
The Investment Manager and its investment advisory affiliates, including Columbia Management (Affiliates), may coordinate in providing services to their clients. These Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States. From time to time, the Investment Manager may engage employees of Affiliates to provide portfolio management services to certain accounts managed by the Investment Manager. These employees provide services to the Investment Manager pursuant to personnel-sharing agreements or other inter-company arrangements and the Funds pay no additional fees and expenses as a result of any such arrangements.
Pursuant to such arrangements, employees of Affiliates, including Columbia Management, may serve as “associated persons” of the Investment Manager and, in this capacity, may provide portfolio management services to the Fund on behalf of the Investment Manager subject to the oversight and supervision of the Investment Manager and the Funds’ Chief Compliance Officer,  consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, and the Investment Manager’s and the Funds’ compliance policies and procedures.
Administration fees
CWAM provides administrative services and receives an administration fee from the Funds at the following annual rates:
Columbia Acorn Trust
Aggregate average daily net assets of the trust	Annual fee rate
Up to $8 billion	0.050%
$8 billion to $16 billion	0.040%
$16 billion to $35 billion	0.030%
$35 billion to $45 billion	0.025%
$45 billion and over	0.015%
For the six months ended June 30, 2023, the annualized effective administration fee rate was 0.050% of each Fund’s average daily net assets. CWAM has contractually delegated to Columbia Management responsibility to provide certain sub-administrative services to the Funds.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
Columbia Acorn Family of Funds | Semiannual Report 2023	73

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency, dividend disbursing and shareholder services to the Funds for which the Funds pay transfer agency fees. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to provide certain services and assist the Transfer Agent carrying out its duties. The Transfer Agent pays the fees of SS&C GIDS for its services and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees). In addition, the Transfer Agent enters into agreements with various financial intermediaries through which investors may hold Fund shares, including Ameriprise Financial and its affiliates. These intermediaries also may provide shareholder services (Additional Shareholder Services) for which they are compensated by the Transfer Agent, which is in turn compensated by the Funds. Additional Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, shareholder or participant tax monitoring and reporting and/or the provision of call center support and other customer services.
The Funds pay the Transfer Agent a monthly transfer agency fee that varies by account type (on a per account or asset-based basis) based on the cost of servicing the Funds. In addition, subject to certain limitations described in the Funds’ prospectuses and except with respect to Institutional 3 Class shares, the Funds pay a fee to the Transfer Agent for the Additional Shareholder Services provided by financial intermediaries who maintain shares through omnibus or networked accounts in amounts that vary by share class and with the distribution channel, type of intermediary and type of services provided.
The Funds compensate the Transfer Agent for certain out-of-pocket expenses as approved by the Board of Trustees from time to time. Such out-of-pocket expenses may include networking account fees paid to dealer firms by the Transfer Agent with respect to shareholder accounts established or maintained pursuant to the National Securities Clearing Corporation’s (NSCC) networking system. A significant portion of such networking account fees are paid by the Transfer Agent to dealer firms affiliated with Ameriprise Financial and its affiliates.
The Transfer Agent also receives compensation from the Funds for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Please see Expenses waived/reimbursed by the Investment Manager and its affiliates below for information about the Transfer Agent’s contractual agreements to limit the fees payable to it by certain share classes of the Funds.
For the six months ended June 30, 2023, the Funds’ annualized effective transfer agency fee rates, which reflect the contractual limitations described below in Expenses waived/reimbursed by the Investment Manager, as a percentage of average daily net assets of each class were as follows:
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)
Columbia Acorn® Fund	0.08	0.08	0.08	0.08	0.05	0.01	—
Columbia Acorn International®	0.11	0.11	0.11	0.11	0.04	0.00	0.11
Columbia Acorn International SelectSM	0.20	0.20	0.20	0.20	0.06	0.01	—
Columbia Thermostat FundSM	0.09	0.09	0.09	0.09	0.05	0.01	—
Columbia Acorn European FundSM	0.12	0.12	0.12	0.12	0.06	0.02	—
74	Columbia Acorn Family of Funds | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations. For the six months ended June 30, 2023, no minimum account balance fees were charged by the Funds.
Distribution and service fees
Columbia Management Investment Distributors, Inc. (CMID), a wholly owned subsidiary of Ameriprise Financial, is the distributor of the Funds. Each Fund has adopted a distribution and service plan which requires it to pay CMID a monthly service fee equal to 0.25% annually of the average daily net assets attributable to Class A and Class C shares and a monthly distribution fee equal to 0.75% and 0.50%, annually, of the average daily net assets attributable to Class C and Class R shares, respectively. CMID receives no compensation with respect to Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended June 30, 2023, if any, are listed below:
	Front End (%)		CDSC (%)		Amount ($)
Fund	Class A	Class C	Class A	Class C	Class A	Class C
Columbia Acorn® Fund	5.75	—	0.50 - 1.00(a)	1.00(b)	32,609	792
Columbia Acorn International®	5.75	—	0.50 - 1.00(a)	1.00(b)	16,032	31
Columbia Acorn International SelectSM	5.75	—	0.50 - 1.00(a)	1.00(b)	7,868	—
Columbia Thermostat FundSM	5.75	—	0.50 - 1.00(a)	1.00(b)	160,905	3,805
Columbia Acorn European FundSM	5.75	—	0.50 - 1.00(a)	1.00(b)	9,184	133

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Funds’ other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
Columbia Acorn® Fund
Effective April 22, 2023 through April 30, 2025, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) paid by Columbia Acorn® Fund do not exceed the following annual rates as a percentage of the classes’ average daily net assets:
Fund	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Acorn®Fund	1.08%	0.83%	1.83%	0.83%	0.80%	0.75%
This agreement may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2025.
Prior to April 22, 2023, CWAM contractually waived fees and/or reimbursed expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) paid by Columbia Acorn® Fund did not exceed the annual rates of 1.11% for Class A shares, 0.86% for Advisor Class shares, 1.86% for Class C shares, 0.86% for Institutional Class shares, 0.84% for Institutional 2 Class shares and 0.79% for Institutional 3 Class shares.
Columbia Acorn Family of Funds | Semiannual Report 2023	75

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
Columbia Acorn International®
Through April 30, 2024, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) paid by Columbia Acorn International® do not exceed the following annual rates as a percentage of the classes’ average daily net assets:
Fund	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R
Columbia Acorn International®	1.23%	0.98%	1.98%	0.98%	0.92%	0.88%	1.48%
This agreement is an extension of the arrangement that was previously in place through April 30, 2023. It may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2024.
With respect to Columbia Acorn International®, the Transfer Agent contractually agreed, effective May 1, 2023, to waive a portion of the fees payable by the Fund such that through April 30, 2024, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees, fees paid by the Fund to the Transfer Agent do not exceed the annual rate of 0.05% of the average daily net assets of Institutional 2 Class shares of the Fund. Prior to May 1, 2023, the Transfer Agent contractually agreed to limit the total fees payable to it by Columbia Acorn International® for Institutional 2 Class and Institutional 3 Class shares of the Fund to not more than 0.04% and 0.00%, respectively, of the average daily net assets attributable to each share class.
Columbia Acorn International SelectSM
Effective May 1, 2023 through April 30, 2024, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) paid by  Columbia Acorn International SelectSM do not exceed the following annual rates as a percentage of the classes’ average daily net assets:
Fund	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Acorn International SelectSM	1.24%	0.99%	1.99%	0.99%	0.84%	0.79%
This agreement may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2024.
Prior to May 1, 2023, CWAM contractually waived fees and/or reimbursed expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) paid by Columbia Acorn International SelectSM did not exceed the annual rates of 1.24% for Class A shares, 0.99% for Advisor Class shares, 1.99% for Class C shares, 0.99% for Institutional Class shares, 0.89% for Institutional 2 Class shares and 0.84% for Institutional 3 Class shares.
Columbia Thermostat FundSM
Through April 30, 2024, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in its underlying portfolio funds) paid by Columbia Thermostat FundSM do not exceed the following annual rates as a percentage of the classes’ average daily net assets:
Fund	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Thermostat FundSM	0.50%	0.25%	1.25%	0.25%	0.20%	0.16%
76	Columbia Acorn Family of Funds | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
This agreement is an extension of the arrangement that was previously in place through April 30, 2023. It may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2024.
Columbia Acorn European FundSM
Through April 30, 2024, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) paid by Columbia Acorn European FundSM do not exceed the following annual rates as a percentage of the classes’ average daily net assets:
Fund	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Acorn European FundSM	1.45%	1.20%	2.20%	1.20%	1.14%	1.11%
This agreement is an extension of the arrangement that was previously in place through April 30, 2023. It may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2024.
With respect to Columbia Acorn European FundSM, the Transfer Agent contractually agreed, effective May 1, 2023, to waive a portion of the fees payable by the Fund such that through April 30, 2024, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees, fees paid by the Fund to the Transfer Agent do not exceed the annual rate of 0.05% of the average daily net assets of Institutional 2 Class shares of the Fund. Prior to May 1, 2023, the Transfer Agent contractually agreed to limit the total fees payable to it by Columbia Acorn European FundSM for Institutional 2 Class and Institutional 3 Class shares of the Fund to not more than 0.03% and 0.00%, respectively, of the average daily net assets attributable to each share class.
Voluntary waivers and reimbursements
In addition to these contractual agreements, CWAM has voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) so that Columbia Acorn International SelectSM and Columbia Thermostat FundSM Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes.
Any fees waived and/or expenses reimbursed under the contractual and voluntary fee waiver/expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation (depreciation) ($)
Columbia Acorn® Fund	2,408,597,000	572,103,000	(152,339,000)	419,764,000
Columbia Acorn International®	1,086,454,000	388,227,000	(77,188,000)	311,039,000
Columbia Acorn International SelectSM	203,914,000	53,269,000	(18,852,000)	34,417,000
Columbia Thermostat FundSM	1,427,615,000	40,372,000	(73,796,000)	(33,424,000)
Columbia Acorn European FundSM	48,850,000	24,354,000	(3,293,000)	21,061,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Acorn Family of Funds | Semiannual Report 2023	77

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
The following capital loss carryforwards, determined at December 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Fund	No expiration short-term ($)	No expiration long-term ($)	Total ($)
Columbia Acorn® Fund	(554,398,601)	—	(554,398,601)
Columbia Acorn International®	(88,072,256)	(26,269,099)	(114,341,355)
Columbia Acorn International SelectSM	(9,822,688)	(16,366,716)	(26,189,404)
Columbia Thermostat FundSM	(45,168,210)	(64,078,812)	(109,247,022)
Columbia Acorn European FundSM	(17,634,463)	(178,186)	(17,812,649)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Funds will elect to treat the following late-year ordinary losses and post-October capital losses at December 31, 2022 as arising on January 1, 2023.
Fund	Late year ordinary losses ($)	Post-October capital losses ($)
Columbia Acorn International®	—	19,857,848
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended June 30, 2023, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Acorn® Fund	1,026,712,213	1,304,672,241
Columbia Acorn International®	327,862,837	380,553,275
Columbia Acorn International SelectSM	39,269,479	58,080,801
Columbia Thermostat FundSM	1,280,369,985	1,305,292,966
Columbia Acorn European FundSM	8,373,881	25,648,513
The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is
78	Columbia Acorn Family of Funds | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
 During the six months ended June 30, 2023, the following Funds had borrowings:
Fund	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Columbia Thermostat FundSM	1,700,000	5.90	3
Columbia Acorn European FundSM	6,300,000	5.49	3
Interest expense incurred by the Funds is recorded as a line of credit interest expense in the Statement of Operations. The Funds had no outstanding borrowings at June 30, 2023.
Note 8. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Funds to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Funds to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM concentrate their investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Funds invests. The Funds’ net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. Columbia Acorn International® and Columbia Acorn International SelectSM are particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the
Columbia Acorn Family of Funds | Semiannual Report 2023	79

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
region as a whole. As a result, events in the region will generally have a greater effect on the Funds than if the Funds were more geographically diversified. This could result in increased volatility in the value of the Funds’ investments and losses for the Funds. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Funds to sell such securities at a desirable time and price.
Europe.  Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM are particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Funds’ net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Funds to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Industrial sector risk
Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM are more susceptible to the particular risks that may affect companies in the industrials sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Information technology sector risk
Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM are more susceptible to the particular risks that may affect companies in the information technology sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
80	Columbia Acorn Family of Funds | Semiannual Report 2023

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At June 30, 2023, the table below details the affiliated and significant unaffiliated shareholder account ownership of outstanding shares of each Fund. The Funds have no knowledge about whether any portion of these unaffiliated shares were owned beneficially. Shares sold or redeemed by these accounts may have a significant effect on the operations of the Funds.
Fund	Percentage of shares outstanding held — affiliated (%)
Columbia Acorn® Fund	—
Columbia Acorn International®	—
Columbia Acorn International SelectSM	26.6
Columbia Thermostat FundSM	23.8
Columbia Acorn European FundSM	32.2
Small- and mid-cap company risk
Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly
Columbia Acorn Family of Funds | Semiannual Report 2023	81

Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)
(10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
Note 11. Fund reorganization for Columbia Acorn® Fund
At the close of business on April 21, 2023, Columbia Acorn® Fund (the Fund) acquired the assets and assumed the identified liabilities of Columbia Acorn USA® (the Acquired Fund), a series of Columbia Acorn Trust. The reorganization was completed after the Board of Trustees of the Acquired Fund approved a plan of reorganization at a meeting held in December 2022. The purpose of the reorganization was to combine two funds with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $2,625,263,610 and the combined net assets immediately after the reorganization were $2,789,110,597.
The reorganization was accomplished by a tax-free exchange of 16,969,670 shares of the Acquired Fund valued at $163,846,987 (including $18,196,450 of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	4,316,137
Advisor Class	1,525,071
Class C	74,005
Institutional Class	10,743,676
Institutional 2 Class	378,826
Institutional 3 Class	756,498
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on January 1, 2023, the Fund’s pro-forma results of operations for the six months ended June 30, 2023 would have been approximately:
($)
Net investment loss	(2,625,000)
Net realized loss	(27,024,000)
Net change in unrealized appreciation/(depreciation)	446,751,000
Net increase in net assets from operations	417,102,000
82	Columbia Acorn Family of Funds | Semiannual Report 2023

Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board of Trustees has appointed the Investment Manager as the program administrator for the Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a Board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022. Among other things, the report indicated that:
•	each Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	each Fund’s strategy continued to be effective for an open-end mutual fund;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk;
•	each Fund did not require a highly liquid investment minimum; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Columbia Acorn Family of Funds | Semiannual Report 2023	83

Board Approval of the Advisory Agreement
(Unaudited)
Columbia Acorn Trust (the “Trust”) has an investment advisory agreement (the “Advisory Agreement”) with Columbia Wanger Asset Management, LLC (“CWAM”) under which CWAM manages the Columbia Acorn Funds (each, a “Fund,” and together, the “Funds”). All of the voting trustees of the Trust are persons who have no direct or indirect interest in the Advisory Agreement and are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”). The Independent Trustees oversee the management of each Fund and, as required by law, determine at least annually whether to continue the Advisory Agreement for each Fund.
The Contract Committee (the “Contract Committee”) of the Board of Trustees of the Trust (the “Board”), which is comprised solely of Independent Trustees, makes recommendations to the Board regarding any proposed continuation of the Advisory Agreement. After the Contract Committee has made its recommendations, the full Board determines whether to approve the continuation of the Advisory Agreement. The Board also considers matters bearing on the Advisory Agreement at its various meetings throughout the year, meets at least quarterly with CWAM investment personnel (as does the Board’s Investment Performance Analysis Committee (the “Performance Committee”)), and receives monthly reports from CWAM on the performance of the Funds. In connection with their most recent consideration of the Advisory Agreement for the Funds, the members of the Contract Committee and all Independent Trustees received and reviewed a substantial amount of information provided by CWAM, Columbia Management Investment Advisers, LLC (“Columbia Management”) and Ameriprise Financial, Inc. (“Ameriprise”), the parent of CWAM and Columbia Management, in response to written requests from the Independent Trustees and their independent legal counsel. Throughout the process, the Independent Trustees had numerous opportunities to ask questions of and request additional materials from CWAM, Columbia Management and Ameriprise.
During each meeting at which the Contract Committee or the Independent Trustees considered the Advisory Agreement, they met in at least one executive session with their independent legal counsel. Members of the Contract Committee and their independent counsel also met with representatives of CWAM, Columbia Management and Ameriprise on several occasions. In all, the Contract Committee convened formally on five separate occasions to consider the continuation of the Advisory Agreement. The Board and/or some or all of the Independent Trustees met informally on other occasions to receive the Contract Committee’s status reports and/or to discuss outstanding issues. In addition, the Performance Committee, which is also comprised exclusively of Independent Trustees, reviewed the performance of the Funds, met in joint meetings with the Contract Committee, and reported to the Board and/or the Contract Committee throughout the year. The chair of the Audit & Compliance Committee of the Board (the “Audit & Compliance Committee”) made available relevant information with respect to matters within the realm of the Audit & Compliance Committee’s oversight responsibilities.
The materials reviewed by the Contract Committee and the Independent Trustees included, among other items: (i) information on the investment performance of each Fund relative to independently selected peer groups of funds and the Funds’ performance benchmarks over various time periods, as presented and analyzed by an independent consultant; (ii) information on each Fund’s advisory fees and other expenses, including information comparing the Fund’s fees and expenses to those of peer groups of funds and information about any applicable expense limitations and fee breakpoints; (iii) data on sales and redemptions of Fund shares; and (iv) information on the profitability to CWAM and its affiliates, as well as potential “fall-out” or ancillary benefits that CWAM and its affiliates may receive as a result of their relationships with the Funds. The Contract Committee and the Board also took into account other information, such as: (i) CWAM’s financial condition; (ii) each Fund’s investment objective and strategies; (iii) the overall level of resources devoted to the Funds; (iv) the size, education, experience and resources of CWAM’s investment staff and its use of technology, including with respect to the liquidity risk management program and external research and trading cost measurement tools; (v) changes in investment and other personnel at CWAM; (vi) the portfolio manager compensation framework at CWAM; (vii) the allocation of the Funds’ brokerage, and the use of “soft” commission dollars to pay for research products and services; (viii) CWAM’s risk management program; (ix) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies and procedures; and (x) CWAM’s and its affiliates’ conflicts of interest.
At a meeting held on June 14, 2023, the Board considered and unanimously approved the continuation of the Advisory Agreement for each Fund. In considering the continuation of the Advisory Agreement, the Independent Trustees reviewed and analyzed various factors that they determined were relevant, none of which by itself was considered dispositive. The material factors and conclusions that formed the basis for the Independent Trustees’ determination to approve the continuation of the Advisory Agreement are discussed below.
84	Columbia Acorn Family of Funds | Semiannual Report 2023

Board Approval of the Advisory Agreement  (continued)
(Unaudited)
Nature, quality and extent of services
The Independent Trustees reviewed the nature, quality and extent of the services provided by CWAM and its affiliates to the Funds under the Advisory Agreement, taking into account the investment objective and strategy of each Fund, its shareholder base and knowledge gained from meetings with management, which were held on at least a quarterly basis. They reviewed the available resources and key personnel of CWAM and its affiliates, especially those providing investment management services to the Funds. They also considered the resources dedicated specifically to CWAM by its parent company pursuant to the Advisory Agreement and the contribution of those resources to the portfolio management process.
The Independent Trustees considered other services provided to the Funds by CWAM and its affiliates, including: managing the execution of portfolio transactions and selecting broker-dealers for those transactions; monitoring adherence to the Funds’ investment restrictions; monitoring and managing the Funds’ liquidity pursuant to the liquidity risk management program; providing support services for, and regular updates on the operations of the Funds to the Board and committees of the Board; managing the Funds’ securities lending program; communicating with shareholders; serving as the Funds’ administrator and fund accountant; and overseeing the activities of the Funds’ other service providers, including monitoring for compliance with various policies and procedures as well as applicable securities laws and regulations. In addition, the Independent Trustees noted the quality of CWAM’s compliance record. They also considered CWAM’s extensive and focused efforts to improve the performance of certain domestic and international Funds and believed they were reasonable and appropriate.
The Independent Trustees concluded that the nature, quality and extent of the services provided by CWAM and its affiliates to each Fund under the Advisory Agreement were appropriate for the Funds and that the Funds were likely to benefit from the continued provision of those services by CWAM. They also concluded that CWAM had sufficient personnel, with appropriate education and experience, to serve the Funds effectively. The Independent Trustees also considered that Ameriprise had committed to the Board that CWAM would have sufficient investment management resources to continue to improve performance, including but not limited to, resources to hire investment personnel, as necessary.
Performance of the Funds
The Independent Trustees received and considered detailed performance information at various meetings of the Board, the Contract Committee and the Performance Committee throughout the year. They reviewed information comparing each Fund’s performance with that of its benchmarks and with the performance of comparable funds and peer groups as identified by independent consultant Broadridge Financial Solutions, Inc. (“Broadridge”). The Independent Trustees evaluated the performance and risk characteristics of the Funds over various periods, including over the one-, three- and five-year periods ended December 31, 2022 and April 30, 2023.
In considering the performance of Columbia Acorn Fund, the Independent Trustees noted that the Fund had underperformed the median of its Broadridge performance group for the one-, three- and five-year periods ended December 31, 2022. They also considered that the Fund had underperformed its primary benchmark for the one-, three- and five-year periods ended December 31, 2022. In addition, the Independent Trustees took into account that the Fund had outperformed its Broadridge performance group median and primary benchmark for the more recent one-year period ended April 30, 2023 and underperformed its Broadridge performance group median and primary benchmark for the three- and five-year periods ended April 30, 2023.
With respect to Columbia Thermostat Fund, the Independent Trustees considered that Broadridge could not construct an appropriate peer group for the Fund because of the Fund’s unique investment strategy. Accordingly, the Independent Trustees considered the Fund’s performance against a universe of retail and institutional flexible portfolio funds, regardless of asset size or primary channel of distribution, selected by Broadridge. They observed that the Fund had outperformed the median of its Broadridge performance universe for the one-, three- and five-year periods ended December 31, 2022. The Independent Trustees also considered that Columbia Thermostat Fund has both an equity and a debt primary benchmark, and they reviewed the performance of the Fund relative to an equally-weighted custom composite of the Fund’s primary benchmarks for equity and debt securities established by CWAM (the “Blended Benchmark”). The Independent Trustees took into account that the Fund’s performance surpassed that of the Blended Benchmark for the one-, three- and five-year periods ended December 31, 2022. The Independent Trustees also considered that the Fund had underperformed the Blended Benchmark for the more recent one- and three-year periods ended April 30, 2023 and outperformed the Blended Benchmark
Columbia Acorn Family of Funds | Semiannual Report 2023	85

Board Approval of the Advisory Agreement  (continued)
(Unaudited)
for the five-year period ended April 30, 2023. They further considered that the Fund had outperformed the median of its Broadridge performance universe for the one- and five-year periods ended April 30, 2023 but underperformed the median of its Broadridge performance universe for the three-year period ended April 30, 2023.
In considering the performance of Columbia Acorn International, the Independent Trustees took into account that the Fund had underperformed the median of its Broadridge performance group for the one-, three- and five-year periods ended December 31, 2022. They also considered the Fund’s performance versus various benchmarks for the same periods and noted that the Fund had underperformed its primary benchmark for the one-, three- and five-year periods ended December 31, 2022. In addition, the Independent Trustees took into account that the Fund had outperformed its Broadridge performance group median and primary benchmark for the more recent one-year period ended April 30, 2023 and underperformed its Broadridge performance group median and primary benchmark for the three- and five-year periods ended April 30, 2023.
The Independent Trustees considered that Columbia Acorn International Select’s performance had underperformed the median of its Broadridge performance group and primary benchmark for the one-, three- and five-year periods ended December 31, 2022. In addition, the Independent Trustees considered that the Fund had underperformed its primary benchmark for the one-, three- and five-year periods ended April 30, 2023.
With respect to Columbia Acorn European Fund, the Independent Trustees considered that the Fund had underperformed the median of its Broadridge performance group and primary benchmark for the one-, three- and five-year periods ended December 31, 2022. They also considered that the Fund’s performance had lagged the median of its Broadridge performance group for the more recent one-, three- and five-year periods ended April 30, 2023. In addition, the Independent Trustees noted that the Fund had outperformed its primary benchmark for the one- and five-year periods ended April 30, 2023 and underperformed its primary benchmark for the three-year period ended April 30, 2023.
The Independent Trustees considered that CWAM’s Domestic and International Team Heads and Director of Research (U.S.) and Director of International Research had reported to them at numerous Contract Committee, Performance Committee and Board meetings on the corrective steps taken over the past several years to improve certain Funds’ performance as well as the impact of investment style in the recent market environment. The Independent Trustees concluded that CWAM had taken, and continued to take, a number of corrective steps to improve the performance of underperforming Funds and that the Performance Committee was monitoring the underperforming Funds’ performance closely.
In light of this information, the Independent Trustees concluded that each Fund’s performance was satisfactory versus its respective performance universe or peer group and primary benchmark.
Costs of services and profits realized by CWAM
The Independent Trustees examined detailed information on the fees and expenses of each Fund compared with information for similar funds provided by Broadridge. They considered that the fee and expense comparisons for Columbia Acorn Fund included a pro forma view of the Fund’s expense ratios assuming the merger of Columbia Acorn USA into Columbia Acorn Fund, which was effective on April 24, 2023. Generally, the Independent Trustees considered that none of the Funds’ share classes would experience a total net increase in operating expenses in 2023-2024, and that many of the Funds and/or their share classes would experience net decreases in operating expenses.
Specifically, the Independent Trustees considered that the actual advisory fees paid by Columbia Acorn Fund, Columbia Thermostat Fund, Columbia Acorn International, Columbia Acorn International Select and Columbia Acorn European Fund were lower than their respective Broadridge expense group medians.
In addition, the Independent Trustees considered that CWAM had contractually agreed through April 30, 2024 to limit fees and expenses for each Fund, other than Columbia Acorn Fund, so that no Fund’s total expense ratio would increase from the prior year. The Independent Trustees also took into account that CWAM had contractually agreed through April 30, 2025, to extend the existing contractual limit on Columbia Acorn Fund’s fees and expenses so that each class of the Fund would experience a net decrease in total operating expenses or stay the same as the prior year.
86	Columbia Acorn Family of Funds | Semiannual Report 2023

Board Approval of the Advisory Agreement  (continued)
(Unaudited)
In considering the total expense levels of each Fund, the Independent Trustees also considered the total expenses of each Fund relative to its three- and five-year performance, as prepared by Broadridge.
The Independent Trustees considered that Columbia Acorn Fund, as well as its Wanger Advisors Trust counterpart, Wanger Acorn, were managed in an identical manner by the same portfolio managers and that the advisory fee schedule for each of Columbia Acorn Fund and Wanger Acorn was identical. In addition, they noted that the advisory fees paid by Columbia Acorn International were generally comparable to those paid by Wanger International, which was managed similarly by CWAM, at similar asset levels.
The Independent Trustees took into account that CWAM did not manage other investment companies as a sub-adviser or other institutional separate accounts that had investment strategies similar to any of the Funds.
The Independent Trustees reviewed an analysis of CWAM’s profitability in serving as each Fund’s investment manager and of CWAM and its affiliates in their relationships with each Fund. They considered that the Contract Committee and the Board met with representatives from Ameriprise to discuss its methodologies for calculating profitability and allocating costs. They considered that Ameriprise calculated profitability and allocated costs on a contract-by-contract and Fund-by-Fund basis. In addition, the Independent Trustees considered an analysis of CWAM’s anticipated profitability in serving as the investment manager to the Funds and the funds in Wanger Advisors Trust at various hypothetical levels of total assets. They also reviewed the methodology used by CWAM and Ameriprise to determine the level of compensation payable to portfolio managers and the competitive market for investment management talent and whether the methodology was aligned with shareholders’ interests. The Independent Trustees were provided with profitability information from a third-party consultant, Strategic Insight, which compared CWAM’s profitability to other similar investment managers in the mutual fund industry. The Independent Trustees discussed, however, that profitability comparisons among fund managers may not always be meaningful due to the lack of consistency in data, small number of publicly-owned managers, and the fact that the profitability of any investment manager is affected by numerous factors, including its particular organizational structure, the types of funds and other accounts managed, other lines of business, expense allocation methodology, capital structure and other factors. The Independent Trustees evaluated CWAM’s profitability in light of the additional resources that had been, and would continue to be, provided to it by Ameriprise to assist in improving performance.
Economies of scale
At various Committee and Board meetings and other informal meetings, the Independent Trustees also considered information about the extent to which CWAM realized economies of scale in connection with an increase in Fund assets. It was noted, however, that many of the Funds had lost assets over the past several years. The Independent Trustees noted that the advisory fee schedule for each Fund, other than Columbia Thermostat Fund, includes breakpoints in the rate of fees at various asset levels. In evaluating whether CWAM was sharing economies of scale with Fund shareholders, the Independent Trustees also took into account the various fee waivers/reimbursements and expense caps that CWAM had agreed to for many of the Funds for 2023 and 2024 and the expense limitation that CWAM had agreed to implement for Columbia Acorn Fund through April 30, 2025.
The Independent Trustees concluded that the fee structure of the Advisory Agreement for each Fund reflected a sharing of economies of scale between CWAM and the Funds.
Other benefits to CWAM
The Independent Trustees also reviewed benefits that accrued to CWAM and its affiliates from their relationships with the Funds, based upon information provided to them by Ameriprise. They noted that the Funds’ transfer agency services were performed by Columbia Management Investment Services Corp., an affiliate of Ameriprise, which received compensation from the Funds for its transfer agent services. They considered that another affiliate of Ameriprise, Columbia Management Investment Distributors, Inc. (“CMID”), served as the Funds’ distributor under a distribution agreement, and that it received fees under the Trust’s Rule 12b-1 Plan, most of which CMID paid to broker-dealers, but received no additional compensation for its services to the Funds. In addition, they considered that Columbia Management provided sub-administration services to the Funds. The Contract Committee and the Board received information regarding the profitability of these Fund agreements to the CWAM affiliates and also reviewed information about and discussed the capabilities of each affiliated entity in performing its respective duties.
Columbia Acorn Family of Funds | Semiannual Report 2023	87

Board Approval of the Advisory Agreement  (continued)
(Unaudited)
The Independent Trustees considered other ways that the Funds and CWAM might potentially benefit from their relationship with each other. For example, the Independent Trustees considered CWAM’s use of commissions paid by each Fund on its portfolio brokerage transactions to obtain research products and services benefiting the Funds and/or other clients of CWAM. They noted that the Audit & Compliance Committee reviewed CWAM’s annual “soft dollar” report during the year and met with representatives from CWAM to review CWAM’s soft dollar spending. The Independent Trustees also considered that the Audit & Compliance Committee and/or Board regularly reviewed third-party prepared reports that evaluated the quality of CWAM’s execution of the Funds’ portfolio transactions. The Independent Trustees determined that CWAM’s use of the Funds’ “soft” commission dollars to obtain research products and services was consistent with current regulatory requirements and guidance. They also concluded that CWAM benefited from the receipt of proprietary research products and services acquired through commissions paid on portfolio transactions of the Funds, and that the Funds benefitted from CWAM’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of CWAM. Finally, the Independent Trustees considered that CWAM’s affiliates benefited from management fees received in connection with Columbia Thermostat Fund’s investment in other Columbia mutual funds.
After full consideration of the above factors, as well as other factors that were instructive in evaluating the Advisory Agreement, the Independent Trustees concluded that the advisory fees were reasonable and that the continuation of the Advisory Agreement was in the best interest of each Fund. At the Board meeting held on June 14, 2023, the Trustees approved continuation of the Advisory Agreement for each Fund through July 31, 2024.
88	Columbia Acorn Family of Funds | Semiannual Report 2023

Additional information
If you elect to receive the shareholder report for the Funds in paper, mailed to you, the Funds mail one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Funds electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Funds’ shareholder report is available at the Funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Funds hold investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the SEC’s website at sec.gov. The Funds’ complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Wanger Asset Management, LLC
71 S. Wacker Drive, Suite 2500
Chicago, IL 60606
888.4.WANGER
(888.492.6437)
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Acorn Family of Funds | Semiannual Report 2023	89

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Columbia Acorn Family of Funds
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR110_12_N01_(08/23)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, Co-President and Principal Executive Officer

Date	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, Co-President and Principal Executive Officer

Date	August 22, 2023

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Principal Accounting
and Financial Officer

Date	August 22, 2023